UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  FEBRUARY 29, 2008



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA CORNERSTONE STRATEGY FUND - 3RD QUARTER REPORT - PERIOD ENDED FEBRUARY 29, 2008

[GRAPHIC OMITTED]
[USAA EAGLE LOGO (R)]


                         USAA CORNERSTONE STRATEGY Fund


                      3RD QUARTER Portfolio of Investments


                               February 29, 2008




                                                                    (Form N-Q)


48470-0408                                  (C)2008, USAA. All rights reserved.

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USAA CORNERSTONE STRATEGY FUND
FEBRUARY 29, 2008 (UNAUDITED)

                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
----------------------------------------------------------------------------------------------------------

               U.S. EQUITY SECURITIES (36.3%)

               COMMON STOCKS (35.0%)

               CONSUMER DISCRETIONARY (3.0%)
               -----------------------------
               ADVERTISING (0.0%)
         1,100 Arbitron, Inc.                                                               $          46
                                                                                          ---------------
               APPAREL & ACCESSORIES & LUXURY GOODS (0.0%)
        11,600 Coach, Inc. *                                                                          352
         1,600 Fossil, Inc. *                                                                          52
           900 Movado Group, Inc.                                                                      17
         1,600 Warnaco Group, Inc. *                                                                   60
                                                                                          ---------------
                                                                                                      481
                                                                                          ---------------
               APPAREL RETAIL (0.3%)
         2,100 Abercrombie & Fitch Co. "A"                                                            163
        75,700 Aeropostale, Inc. *                                                                  2,033
         6,600 American Eagle Outfitters, Inc.                                                        141
         5,200 AnnTaylor Stores Corp. *                                                               125
         1,300 Buckle, Inc.                                                                            59
         4,600 Foot Locker, Inc.                                                                       57
         1,800 Gymboree Corp. *                                                                        71
         2,700 Jos. A. Bank Clothiers, Inc. *(a)                                                       62
         2,100 Men's Wearhouse, Inc.                                                                   48
       119,600 TJX Companies, Inc. (a)                                                              3,827
                                                                                          ---------------
                                                                                                    6,586
                                                                                          ---------------
               AUTO PARTS & EQUIPMENT (0.1%)
         1,900 American Axle & Manufacturing Holdings, Inc.                                            37
        15,500 BorgWarner, Inc.                                                                       668
        38,300 Johnson Controls, Inc.                                                               1,259
         1,000 Lear Corp. *                                                                            28
                                                                                          ---------------
                                                                                                    1,992
                                                                                          ---------------
               BROADCASTING & CABLE TV (0.1%)
         3,300 CBS Corp. "B"                                                                           76
        84,400 DIRECTV Group, Inc. *                                                                2,114
         3,600 Sinclair Broadcast Group, Inc. "A"                                                      33
                                                                                          ---------------
                                                                                                    2,223
                                                                                          ---------------
               CASINOS & GAMING (0.1%)
        40,100 Bally Technologies, Inc. *                                                           1,520
         1,600 WMS Industries, Inc. *                                                                  61
                                                                                          ---------------
                                                                                                    1,581
                                                                                          ---------------
               COMPUTER & ELECTRONICS RETAIL (0.3%)
        39,600 Best Buy Co., Inc.                                                                   1,703
        46,180 Gamestop Corp. "A" *                                                                 1,956
       161,800 RadioShack Corp.                                                                     2,824
                                                                                          ---------------
                                                                                                    6,483
                                                                                          ---------------
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USAA CORNERSTONE STRATEGY FUND
FEBRUARY 29, 2008 (UNAUDITED)

                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
----------------------------------------------------------------------------------------------------------
               CONSUMER ELECTRONICS (0.2%)
        41,200 Garmin Ltd.                                                                  $       2,419
        25,000 Harman International Industries, Inc.                                                1,030
                                                                                          ---------------
                                                                                                    3,449
                                                                                          ---------------
               DEPARTMENT STORES (0.0%)
        11,900 Macy's, Inc.                                                                           294
                                                                                          ---------------
               DISTRIBUTORS (0.0%)
         7,000 LKQ Corp. *                                                                            149
                                                                                          ---------------
               EDUCATIONAL SERVICES (0.3%)
        51,760 Apollo Group, Inc. "A" *                                                             3,177
         1,500 Capella Education Co. *                                                                 79
       130,600 Career Education Corp. *                                                             1,939
         3,700 DeVry, Inc.                                                                            163
        17,400 ITT Educational Services, Inc. *                                                       961
         1,000 Strayer Education, Inc.                                                                156
                                                                                          ---------------
                                                                                                    6,475
                                                                                          ---------------
               FOOTWEAR (0.2%)
        60,800 Crocs, Inc. *(a)                                                                     1,479
           500 Deckers Outdoor Corp. *                                                                 55
        52,536 NIKE, Inc. "B"                                                                       3,163
                                                                                          ---------------
                                                                                                    4,697
                                                                                          ---------------
               GENERAL MERCHANDISE STORES (0.0%)
        13,200 Big Lots, Inc. *                                                                       223
        21,900 Family Dollar Stores, Inc.                                                             419
         2,800 Target Corp.                                                                           147
                                                                                          ---------------
                                                                                                      789
                                                                                          ---------------
               HOME FURNISHINGS (0.0%)
         2,900 Tempur-Pedic International, Inc.                                                        50
                                                                                          ---------------
               HOMEBUILDING (0.0%)
           100 NVR, Inc. *                                                                             54
                                                                                          ---------------
               HOTELS, RESORTS, & CRUISE LINES (0.0%)
        10,000 Royal Caribbean Cruises Ltd.                                                           350
                                                                                          ---------------
               HOUSEHOLD APPLIANCES (0.1%)
        33,800 Snap-On, Inc.                                                                        1,687
        13,300 Whirlpool Corp.                                                                      1,122
                                                                                          ---------------
                                                                                                    2,809
                                                                                          ---------------
               HOUSEWARES & SPECIALTIES (0.1%)
        54,600 American Greetings Corp. "A"                                                         1,027
         2,300 Blyth, Inc.                                                                             46
        34,840 Tupperware Brands Corp.                                                              1,271
                                                                                          ---------------
                                                                                                    2,344
                                                                                          ---------------
               INTERNET RETAIL (0.3%)
        12,400 Amazon.com, Inc. *                                                                     799
         1,100 Blue Nile, Inc. *(a)                                                                    49
        22,400 IAC/InterActiveCorp *                                                                  446

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USAA CORNERSTONE STRATEGY FUND
FEBRUARY 29, 2008 (UNAUDITED)

                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
----------------------------------------------------------------------------------------------------------
        29,400 Netflix, Inc. *(a)                                                           $         928
        25,200 Priceline.com, Inc. *                                                                2,873
                                                                                          ---------------
                                                                                                    5,095
                                                                                          ---------------
               LEISURE FACILITIES (0.0%)
         1,300 Vail Resorts, Inc. *                                                                    59
                                                                                          ---------------
               LEISURE PRODUCTS (0.3%)
         1,400 Brunswick Corp.                                                                         23
       111,900 Callaway Golf Co.                                                                    1,705
       130,400 Hasbro, Inc.                                                                         3,360
        69,000 Mattel, Inc.                                                                         1,333
         2,300 Polaris Industries, Inc.                                                                88
                                                                                          ---------------
                                                                                                    6,509
                                                                                          ---------------
               MOVIES & ENTERTAINMENT (0.4%)
        53,900 News Corp. "A"                                                                         992
       137,500 Regal Entertainment Group "A"                                                        2,713
        13,100 Time Warner, Inc.                                                                      204
       109,400 Walt Disney Co.                                                                      3,546
                                                                                          ---------------
                                                                                                    7,455
                                                                                          ---------------
               PUBLISHING (0.0%)
        99,300 Idearc, Inc.                                                                           479
         1,300 Interactive Data Corp.                                                                  38
           800 Morningstar, Inc. *                                                                     52
           700 Scholastic Corp. *                                                                      24
                                                                                          ---------------
                                                                                                      593
                                                                                          ---------------
               RESTAURANTS (0.0%)
           800 Bob Evans Farms, Inc.                                                                   23
         2,000 Buffalo Wild Wings, Inc. *                                                              46
         1,700 Chipotle Mexican Grill, Inc. "B" *                                                     146
         3,300 Jack in the Box, Inc. *                                                                 87
           900 Landry's Restaurants, Inc.                                                              16
         3,000 McDonald's Corp.                                                                       162
                                                                                          ---------------
                                                                                                      480
                                                                                          ---------------
               SPECIALIZED CONSUMER SERVICES (0.0%)
         1,200 Matthews International Corp. "A"                                                        54
         1,400 Pre-Paid Legal Services, Inc. *                                                         67
         2,500 Sotheby's Holdings, Inc. "A"                                                            84
                                                                                          ---------------
                                                                                                      205
                                                                                          ---------------
               SPECIALTY STORES (0.0%)
        24,800 Staples, Inc.                                                                          552
         3,600 Tiffany & Co.                                                                          135
                                                                                          ---------------
                                                                                                      687
                                                                                          ---------------
               TIRES & RUBBER (0.2%)
         3,400 Cooper Tire & Rubber Co.                                                                62
       109,900 Goodyear Tire & Rubber Co. *                                                         2,978
                                                                                          ---------------
                                                                                                    3,040
                                                                                          ---------------
               Total Consumer Discretionary                                                        64,975
                                                                                          ---------------
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USAA CORNERSTONE STRATEGY FUND
FEBRUARY 29, 2008 (UNAUDITED)

                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
----------------------------------------------------------------------------------------------------------
               CONSUMER STAPLES (3.2%)
               -----------------------
               AGRICULTURAL PRODUCTS (0.1%)
           700 Alico, Inc.                                                                  $          29
        35,400 Archer-Daniels-Midland Co.                                                           1,596
         9,700 Corn Products International, Inc.                                                      356
        10,000 Darling International, Inc. *                                                          139
         2,500 Fresh Del Monte Produce, Inc. *                                                         83
                                                                                          ---------------
                                                                                                    2,203
                                                                                          ---------------
               BREWERS (0.2%)
         1,600 Boston Beer Co., Inc. "A" *                                                             57
        56,100 Molson Coors Brewing Co. "B"                                                         3,027
                                                                                          ---------------
                                                                                                    3,084
                                                                                          ---------------
               DISTILLERS & VINTNERS (0.0%)
         2,600 Central European Distribution Corp. *                                                  151
                                                                                          ---------------
               DRUG RETAIL (0.1%)
        45,550 CVS Caremark Corp.                                                                   1,839
         2,800 Longs Drug Stores Corp.                                                                135
                                                                                          ---------------
                                                                                                    1,974
                                                                                          ---------------
               FOOD DISTRIBUTORS (0.0%)
           900 Nash Finch Co.                                                                          32
                                                                                          ---------------
               FOOD RETAIL (0.3%)
         1,800 Casey's General Stores, Inc.                                                            45
       172,000 Kroger Co.                                                                           4,171
        92,900 Safeway, Inc.                                                                        2,670
         1,900 SUPERVALU, Inc.                                                                         50
                                                                                          ---------------
                                                                                                    6,936
                                                                                          ---------------
               HOUSEHOLD PRODUCTS (0.6%)
        46,300 Clorox Co.                                                                           2,694
        11,100 Colgate-Palmolive Co.                                                                  845
         4,200 Energizer Holdings, Inc. *                                                             390
       136,000 Procter & Gamble Co.                                                                 9,000
                                                                                          ---------------
                                                                                                   12,929
                                                                                          ---------------
               HYPERMARKETS & SUPER CENTERS (0.3%)
           700 BJ's Wholesale Club, Inc. *                                                             22
       127,524 Wal-Mart Stores, Inc.                                                                6,324
                                                                                          ---------------
                                                                                                    6,346
                                                                                          ---------------
               PACKAGED FOODS & MEAT (0.0%)
         4,600 Flowers Foods, Inc.                                                                    104
         1,200 Hormel Foods Corp.                                                                      49
         4,115 Kraft Foods, Inc. "A"                                                                  129
         1,500 Pilgrims Pride Corp.                                                                    35
         1,600 Sanderson Farms, Inc.                                                                   56
                                                                                          ---------------
                                                                                                      373
                                                                                          ---------------
               PERSONAL PRODUCTS (0.2%)
        61,000 Alberto-Culver Co.                                                                   1,635
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USAA CORNERSTONE STRATEGY FUND
FEBRUARY 29, 2008 (UNAUDITED)

                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
----------------------------------------------------------------------------------------------------------
        26,400 Avon Products, Inc.                                                          $       1,005
           900 Chattem, Inc. *                                                                         70
        32,300 Estee Lauder Companies, Inc. "A"                                                     1,375
         1,200 Herbalife Ltd.                                                                          50
         1,000 NBTY, Inc. *                                                                            29
                                                                                          ---------------
                                                                                                    4,164
                                                                                          ---------------
               SOFT DRINKS (0.8%)
        88,000 Coca-Cola Co.                                                                        5,145
       117,920 Coca-Cola Enterprises, Inc.                                                          2,881
         9,300 Hansen Natural Corp. *                                                                 386
        74,400 Pepsi Bottling Group, Inc.                                                           2,530
        50,200 PepsiAmericas, Inc.                                                                  1,270
        67,600 PepsiCo, Inc.                                                                        4,702
                                                                                          ---------------
                                                                                                   16,914
                                                                                          ---------------
               TOBACCO (0.6%)
        93,500 Altria Group, Inc.                                                                   6,838
        69,200 Loews Corp. - Carolina Group                                                         5,210
         1,400 Universal Corp.                                                                         80
         3,500 UST, Inc.                                                                              190
         1,900 Vector Group Ltd.                                                                       35
                                                                                          ---------------
                                                                                                   12,353
                                                                                          ---------------
               Total Consumer Staples                                                              67,459
                                                                                          ---------------

               ENERGY (4.8%)
               -------------
               COAL & CONSUMABLE FUELS (0.0%)
         2,500 Alpha Natural Resources, Inc. *                                                        101
         4,200 USEC, Inc. *                                                                            27
                                                                                          ---------------
                                                                                                      128
                                                                                          ---------------
               INTEGRATED OIL & GAS (2.9%)
       184,900 Chevron Corp.                                                                       16,023
       131,600 ConocoPhillips                                                                      10,885
       193,500 Exxon Mobil Corp.                                                                   16,837
         2,600 Hess Corp.                                                                             242
        47,100 Marathon Oil Corp.                                                                   2,504
        78,400 Murphy Oil Corp.                                                                     6,302
       124,600 Occidental Petroleum Corp.                                                           9,640
                                                                                          ---------------
                                                                                                   62,433
                                                                                          ---------------
               OIL & GAS DRILLING (0.6%)
         1,800 Atwood Oceanics, Inc. *                                                                167
        51,400 ENSCO International, Inc.                                                            3,076
       129,400 Noble Corp.                                                                          6,360
         2,000 Pioneer Drilling Co. *                                                                  27
        17,747 Transocean, Inc. *                                                                   2,494
                                                                                          ---------------
                                                                                                   12,124
                                                                                          ---------------
               OIL & GAS EQUIPMENT & SERVICES (0.7%)
        15,800 Baker Hughes, Inc.                                                                   1,063
         4,800 Cal Dive International, Inc. *                                                          50
         1,600 Complete Production Services, Inc. *                                                    31
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USAA CORNERSTONE STRATEGY FUND
FEBRUARY 29, 2008 (UNAUDITED)

                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
----------------------------------------------------------------------------------------------------------
         1,000 Dril-Quip, Inc. *                                                            $          47
         3,200 FMC Technologies, Inc. *                                                               181
        22,800 Global Industries Ltd. *                                                               420
        68,700 Halliburton Co.                                                                      2,631
         2,100 Lufkin Industries, Inc.                                                                120
           700 NATCO Group Inc. "A" *                                                                  33
        46,100 National-Oilwell Varco, Inc. *                                                       2,872
           400 Oceaneering International, Inc. *                                                       24
         1,600 Oil States International, Inc. *                                                        68
        26,800 Schlumberger Ltd.                                                                    2,317
       100,000 Superior Energy Services, Inc. *                                                     4,069
           500 Tidewater, Inc.                                                                         28
         1,400 Trico Marine Services, Inc. *                                                           55
         1,700 W-H Energy Services, Inc. *                                                            107
                                                                                          ---------------
                                                                                                   14,116
                                                                                          ---------------
               OIL & GAS EXPLORATION & PRODUCTION (0.3%)
        45,180 Apache Corp.                                                                         5,183
           900 Bill Barrett Corp. *                                                                    42
         2,900 Bois d'Arc Energy, LLC *                                                                62
           700 Cabot Oil & Gas Corp. "A"                                                               35
         1,300 Comstock Resources, Inc. *                                                              47
         3,700 Continental Resources, Inc. *                                                          104
         2,600 Delta Pete Corp. *                                                                      62
         3,100 Devon Energy Corp.                                                                     318
         6,700 Mariner Energy, Inc. *                                                                 186
         4,900 Petrohawk Energy Corp. *                                                                89
           900 Petroleum Development Corp. *                                                           63
         2,800 Stone Energy Corp. *                                                                   142
         1,300 Swift Energy Co. *                                                                      62
         3,700 W&T Offshore, Inc.                                                                     131
                                                                                          ---------------
                                                                                                    6,526
                                                                                          ---------------
               OIL & GAS REFINING & MARKETING (0.2%)
         1,700 Alon USA Energy, Inc.                                                                   27
         2,700 Aventine Renewable Energy Holdings, Inc. *                                              17
         1,800 Delek US Holdings, Inc.                                                                 29
        84,600 Frontier Oil Corp.                                                                   3,021
        31,100 Tesoro Corp.                                                                         1,155
         2,500 US BioEnergy Corp. *                                                                    18
         9,700 Valero Energy Corp.                                                                    560
                                                                                          ---------------
                                                                                                    4,827
                                                                                          ---------------
               OIL & GAS STORAGE & TRANSPORTATION (0.1%)
        86,700 El Paso Corp.                                                                        1,413
         3,200 Golar LNG Ltd.                                                                          61
         2,400 Overseas Shipholding Group, Inc.                                                       151
                                                                                          ---------------
                                                                                                    1,625
                                                                                          ---------------
               Total Energy                                                                       101,779
                                                                                          ---------------

               FINANCIALS (5.0%)
               -----------------
               ASSET MANAGEMENT & CUSTODY BANKS (1.1%)
         3,000 Ameriprise Financial, Inc.                                                             152
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USAA CORNERSTONE STRATEGY FUND
FEBRUARY 29, 2008 (UNAUDITED)

                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
----------------------------------------------------------------------------------------------------------
        61,700 Bank of New York Mellon Corp.                                                $       2,707
        94,700 Federated Investors, Inc. "B"                                                        3,843
        14,200 Franklin Resources, Inc.                                                             1,340
         1,300 GAMCO Investors, Inc. "A"                                                               73
       255,000 GLG Partners, Inc. *(a)                                                              3,318
        28,900 Janus Capital Group, Inc.                                                              700
         1,700 MCG Capital Corp.                                                                       20
        91,920 Northern Trust Corp.                                                                 6,217
        28,800 SEI Investments Co.                                                                    720
        55,740 State Street Corp.                                                                   4,378
         2,600 Waddell & Reed Financial, Inc. "A"                                                      81
                                                                                          ---------------
                                                                                                   23,549
                                                                                          ---------------
               CONSUMER FINANCE (0.1%)
         3,200 American Express Co.                                                                   136
        28,400 Capital One Financial Corp.                                                          1,307
        77,400 First Marblehead Corp. (a)                                                             931
                                                                                          ---------------
                                                                                                    2,374
                                                                                          ---------------
               DIVERSIFIED BANKS (0.1%)
         6,000 U.S. Bancorp                                                                           192
        10,000 Wachovia Corp.                                                                         306
        56,600 Wells Fargo & Co.                                                                    1,655
                                                                                          ---------------
                                                                                                    2,153
                                                                                          ---------------
               INSURANCE BROKERS (0.0%)
         1,000 Arthur J. Gallagher & Co.                                                               24
         3,000 Marsh & McLennan Companies, Inc.                                                        76
        30,623 National Financial Partners Corp. (a)                                                  728
                                                                                          ---------------
                                                                                                      828
                                                                                          ---------------
               INVESTMENT BANKING & BROKERAGE (0.6%)
       152,800 Charles Schwab Corp.                                                                 2,996
         1,300 FCStone Group, Inc. *                                                                   61
           600 GFI Group, Inc. *                                                                       46
        11,200 Goldman Sachs Group, Inc.                                                            1,900
           700 Greenhill & Co., Inc.                                                                   45
        28,200 Investment Technology Group, Inc. *                                                  1,314
        42,200 Morgan Stanley                                                                       1,777
         1,700 optionsXpress Holdings, Inc.                                                            39
       108,400 Raymond James Financial, Inc.                                                        2,436
       110,500 TD Ameritrade Holding Corp. *                                                        2,022
                                                                                          ---------------
                                                                                                   12,636
                                                                                          ---------------
               LIFE & HEALTH INSURANCE (0.8%)
        33,400 AFLAC, Inc.                                                                          2,084
         2,300 American Equity Investment Life Insurance Co.                                           22
         4,600 Lincoln National Corp.                                                                 235
        48,430 MetLife, Inc.                                                                        2,821
         1,400 Presidential Life Corp.                                                                 23
        42,300 Prudential Financial, Inc.                                                           3,087
        34,400 StanCorp Financial Group, Inc.                                                       1,689
         6,100 Torchmark Corp.                                                                        368
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USAA CORNERSTONE STRATEGY FUND
FEBRUARY 29, 2008 (UNAUDITED)

                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
----------------------------------------------------------------------------------------------------------
       251,800 Unum Group                                                                   $       5,769
                                                                                          ---------------
                                                                                                   16,098
                                                                                          ---------------
               MULTI-LINE INSURANCE (0.7%)
        52,280 American Financial Group, Inc.                                                       1,353
       156,796 American International Group, Inc.                                                   7,347
        59,500 Assurant, Inc.                                                                       3,722
        59,300 Loews Corp.                                                                          2,481
                                                                                          ---------------
                                                                                                   14,903
                                                                                          ---------------
               OTHER DIVERSIFIED FINANCIAL SERVICES (0.7%)
       179,200 Bank of America Corp.                                                                7,121
       217,940 Citigroup, Inc.                                                                      5,167
        62,500 JPMorgan Chase & Co.                                                                 2,541
         2,300 Net 1 U.E.P.S Technologies, Inc. *                                                      67
                                                                                          ---------------
                                                                                                   14,896
                                                                                          ---------------
               PROPERTY & CASUALTY INSURANCE (0.5%)
        19,500 ACE Ltd.                                                                             1,097
           500 Allied World Assurance Holdings Co. Ltd.                                                22
         2,500 AmTrust Financial Services, Inc.                                                        42
        70,860 Chubb Corp.                                                                          3,607
         9,300 CNA Financial Corp.                                                                    248
         1,200 Employers Holdings, Inc.                                                                20
         1,100 Selective Insurance Group, Inc.                                                         26
        56,620 Travelers Companies, Inc.                                                            2,628
        38,300 W.R. Berkley Corp.                                                                   1,102
        51,300 XL Capital Ltd. "A"                                                                  1,850
                                                                                          ---------------
                                                                                                   10,642
                                                                                          ---------------
               REGIONAL BANKS (0.1%)
           800 Central Pacific Financial Corp.                                                         15
        10,000 Colonial Bancgroup, Inc.                                                               121
         1,000 East West Bancorp, Inc.                                                                 19
         2,500 First BanCorp                                                                           23
        48,700 National City Corp.                                                                    772
         1,900 Santander BanCorp                                                                       22
           700 SVB Financial Group *                                                                   32
         2,100 Synovus Financial Corp.                                                                 24
         1,200 United Community Banks, Inc.                                                            17
           800 Webster Financial Corp.                                                                 22
                                                                                          ---------------
                                                                                                    1,067
                                                                                          ---------------
               REINSURANCE (0.0%)
           300 Arch Capital Group Ltd. *                                                               21
           900 Max Re Capital Ltd.                                                                     25
           700 Platinum Underwriters Holdings Ltd.                                                     24
         6,200 Reinsurance Group of America, Inc.                                                     339
         5,400 Transatlantic Holdings, Inc.                                                           364
                                                                                          ---------------
                                                                                                      773
                                                                                          ---------------
               SPECIALIZED FINANCE (0.3%)
         4,400 Interactive Brokers Group, Inc. *                                                      137
       100,700 NASDAQ Stock Market, Inc. *                                                          4,180
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USAA CORNERSTONE STRATEGY FUND
FEBRUARY 29, 2008 (UNAUDITED)

                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
----------------------------------------------------------------------------------------------------------
        17,400 NYMEX Holdings, Inc. (a)                                                     $       1,719
                                                                                          ---------------
                                                                                                    6,036
                                                                                          ---------------
               THRIFTS & MORTGAGE FINANCE (0.0%)
         1,000 MGIC Investment Corp.                                                                   15
        22,000 PMI Group, Inc.                                                                        160
         2,300 Radian Group, Inc.                                                                      16
                                                                                          ---------------
                                                                                                      191
                                                                                          ---------------
               Total Financials                                                                   106,146
                                                                                          ---------------

               HEALTH CARE (5.0%)
               ------------------
               BIOTECHNOLOGY (0.5%)
         3,500 Acorda Therapeutics, Inc. *                                                             72
         2,100 Alexion Pharmaceuticals, Inc. *                                                        127
         2,800 Alnylam Pharmaceuticals, Inc. *                                                         80
        18,800 Amgen, Inc. *                                                                          856
        81,100 Biogen Idec, Inc. *                                                                  4,733
         7,400 BioMarin Pharmaceutical, Inc. "A" *                                                    282
        18,300 Cephalon, Inc. *                                                                     1,104
         2,500 Cepheid *                                                                               69
         3,100 Cubist Pharmaceuticals, Inc. *                                                          56
         7,100 Enzon Pharmaceuticals, Inc. *                                                           61
         7,700 Genentech, Inc. *                                                                      583
         3,400 Gilead Sciences, Inc. *                                                                161
         5,600 Incyte Corp. *                                                                          56
         2,500 LifeCell Corp. *                                                                       101
         2,200 Martek Biosciences Corp. *                                                              63
         1,700 Myriad Genetics, Inc. *                                                                 63
         2,100 Onyx Pharmaceuticals, Inc. *                                                            57
        50,800 OSI Pharmaceuticals, Inc. *                                                          1,826
         2,400 Regeneron Pharmaceuticals, Inc. *                                                       47
         2,700 Rigel Pharmaceuticals, Inc. *                                                           54
         3,800 Savient Pharmaceuticals, Inc. *                                                         86
         6,600 Seattle Genetics, Inc. *                                                                59
         1,300 United Therapeutics Corp. *                                                            109
                                                                                          ---------------
                                                                                                   10,705
                                                                                          ---------------
               HEALTH CARE EQUIPMENT (0.6%)
         1,800 Abaxis, Inc. *                                                                          52
           600 Analogic Corp.                                                                          35
        59,700 Baxter International, Inc.                                                           3,524
         3,800 Becton, Dickinson & Co.                                                                344
         7,200 Hologic, Inc. *                                                                        434
         1,800 IDEXX Laboratories, Inc. *                                                             100
        87,700 Kinetic Concepts, Inc. *                                                             4,507
        43,200 Medtronic, Inc.                                                                      2,132
         3,000 Meridian Bioscience, Inc.                                                              103
         2,500 ResMed, Inc. *                                                                         101
         2,700 Steris Corp.                                                                            66
         3,100 Stryker Corp.                                                                          202
         2,100 SurModics, Inc. *(a)                                                                    93
         3,000 Wright Medical Group, Inc. *                                                            79
                                                                                          ---------------
                                                                                                   11,772
                                                                                          ---------------

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                              (continued)

USAA CORNERSTONE STRATEGY FUND
FEBRUARY 29, 2008 (UNAUDITED)

                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
----------------------------------------------------------------------------------------------------------
               HEALTH CARE FACILITIES (0.0%)
           900 AmSurg Corp. "A" *                                                           $          22
         2,100 Kindred Healthcare, Inc. *                                                              44
         1,200 MedCath Corp. *                                                                         25
         2,400 Sunrise Senior Living, Inc. *                                                           66
                                                                                          ---------------
                                                                                                      157
                                                                                          ---------------
               HEALTH CARE SERVICES (0.1%)
         1,500 Air Methods Corp. *                                                                     62
         1,600 Amedisys, Inc. *                                                                        69
         1,800 Apria Healthcare Group, Inc. *                                                          39
         2,000 Chemed Corp.                                                                            96
        30,700 Express Scripts, Inc. *                                                              1,814
           800 HMS Holdings Corp. *                                                                    22
        14,700 Medco Health Solutions, Inc. *                                                         651
           700 Pediatrix Medical Group, Inc. *                                                         46
         2,200 ResCare, Inc. *                                                                         47
                                                                                          ---------------
                                                                                                    2,846
                                                                                          ---------------
               HEALTH CARE SUPPLIES (0.0%)
         2,300 Haemonetics Corp. *                                                                    134
         2,700 Immucor Corp. *                                                                         80
                                                                                          ---------------
                                                                                                      214
                                                                                          ---------------
               HEALTH CARE TECHNOLOGY (0.0%)
         1,900 Eclipsys Corp. *                                                                        41
        33,800 HLTH Corp. *                                                                           400
         4,800 IMS Health, Inc.                                                                       108
                                                                                          ---------------
                                                                                                      549
                                                                                          ---------------
               LIFE SCIENCES TOOLS & SERVICES (0.4%)
        35,700 Applera Corp. - Applied Biosystems Group                                             1,203
        41,900 Charles River Laboratories International, Inc. *                                     2,455
         2,300 Dionex Corp. *                                                                         170
         2,100 Illumina, Inc. *                                                                       152
        29,100 Invitrogen Corp. *                                                                   2,459
         3,400 Parexel International Corp. *                                                          187
         2,000 Pharmaceutical Product Development, Inc.                                                90
         3,400 PharmaNet Development Group, Inc. *                                                     98
         2,500 Varian, Inc. *                                                                         135
        13,100 Waters Corp. *                                                                         781
                                                                                          ---------------
                                                                                                    7,730
                                                                                          ---------------
               MANAGED HEALTH CARE (1.5%)
       198,485 Aetna, Inc.                                                                          9,845
         2,900 AMERIGROUP Corp. *                                                                     105
       119,900 CIGNA Corp.                                                                          5,345
        42,800 Coventry Health Care, Inc. *                                                         2,220
        36,900 Health Net, Inc. *                                                                   1,621
       102,300 Humana, Inc. *                                                                       6,990
         1,700 Molina Healthcare, Inc. *                                                               54
        40,000 UnitedHealth Group, Inc.                                                             1,859
         1,200 WellCare Health Plans, Inc. *                                                           57

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                              (continued)

USAA CORNERSTONE STRATEGY FUND
FEBRUARY 29, 2008 (UNAUDITED)

                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
----------------------------------------------------------------------------------------------------------
        66,800 WellPoint, Inc. *                                                            $       4,681
                                                                                          ---------------
                                                                                                   32,777
                                                                                          ---------------
               PHARMACEUTICALS (1.9%)
        21,900 Abbott Laboratories                                                                  1,173
         3,600 Biomimetic Therapeutics, Inc. *                                                         49
       261,200 Bristol-Myers Squibb Co.                                                             5,906
        36,900 Eli Lilly and Co.                                                                    1,846
        95,700 Endo Pharmaceuticals Holdings, Inc. *                                                2,513
        16,700 Forest Laboratories, Inc. *                                                            664
        65,900 Johnson & Johnson                                                                    4,083
       202,500 King Pharmaceuticals, Inc. *                                                         2,147
        67,200 Medicis Pharmaceutical Corp. "A"                                                     1,378
       149,200 Merck & Co., Inc.                                                                    6,610
         3,500 Par Pharmaceutical Companies, Inc. *                                                    62
         4,500 Perrigo Co.                                                                            150
       304,000 Pfizer, Inc.                                                                         6,773
       143,100 Schering-Plough Corp.                                                                3,105
         2,900 Sciele Pharma, Inc. *                                                                   60
       109,800 Sepracor, Inc. *                                                                     2,357
         6,200 Viropharma, Inc. *                                                                      57
        33,000 Watson Pharmaceuticals, Inc. *                                                         918
         2,300 Xenoport, Inc. *                                                                       118
                                                                                          ---------------
                                                                                                   39,969
                                                                                          ---------------
               Total Health Care                                                                  106,719
                                                                                          ---------------

               INDUSTRIALS (4.4%)
               ------------------
               AEROSPACE & DEFENSE (0.8%)
           900 Alliant Techsystems, Inc. *                                                             94
         5,400 BE Aerospace, Inc. *                                                                   185
        60,800 Boeing Co.                                                                           5,034
           700 Ceradyne, Inc. *                                                                        22
         1,900 Cubic Corp.                                                                             49
         1,900 Curtiss-Wright Corp.                                                                    80
         4,200 DynCorp International, Inc. "A" *                                                       70
         3,600 Hexcel Corp. *                                                                          73
        46,000 Honeywell International, Inc.                                                        2,647
         1,500 L-3 Communications Holdings, Inc.                                                      159
        29,400 Lockheed Martin Corp.                                                                3,034
        40,600 Northrop Grumman Corp.                                                               3,191
         4,900 Raytheon Co.                                                                           318
        37,200 Rockwell Collins, Inc.                                                               2,191
         1,100 Teledyne Technologies, Inc. *                                                           49
         5,700 United Technologies Corp.                                                              402
                                                                                          ---------------
                                                                                                   17,598
                                                                                          ---------------
               AIR FREIGHT & LOGISTICS (0.1%)
         2,000 Atlas Air Worldwide Holdings, Inc. *                                                   101
        11,100 FedEx Corp.                                                                            978
         2,200 United Parcel Service, Inc. "B"                                                        155
                                                                                          ---------------
                                                                                                    1,234
                                                                                          ---------------

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                              (continued)

USAA CORNERSTONE STRATEGY FUND
FEBRUARY 29, 2008 (UNAUDITED)

                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
----------------------------------------------------------------------------------------------------------
               AIRLINES (0.0%)
        14,700 Delta Air Lines, Inc. *                                                      $         196
        16,600 Southwest Airlines Co.                                                                 204
                                                                                          ---------------
                                                                                                      400
                                                                                          ---------------
               COMMERCIAL PRINTING (0.2%)
         1,500 Bowne & Co., Inc.                                                                       20
           900 Consolidated Graphics, Inc. *                                                           48
       140,300 R.R. Donnelley & Sons Co.                                                            4,466
                                                                                          ---------------
                                                                                                    4,534
                                                                                          ---------------
               CONSTRUCTION & ENGINEERING (0.2%)
         2,300 Fluor Corp.                                                                            320
         1,500 Granite Construction, Inc.                                                              46
         2,400 Perini Corp. *                                                                          90
        40,000 Shaw Group, Inc. *                                                                   2,575
         1,192 URS Corp. *                                                                             48
                                                                                          ---------------
                                                                                                    3,079
                                                                                          ---------------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.9%)
         5,400 AGCO Corp. *                                                                           350
         1,600 Bucyrus International, Inc. "A"                                                        160
        43,800 Caterpillar, Inc.                                                                    3,168
        52,668 Cummins, Inc.                                                                        2,653
        88,000 Deere & Co.                                                                          7,499
       138,000 Manitowoc Co., Inc.                                                                  5,622
                                                                                          ---------------
                                                                                                   19,452
                                                                                          ---------------
               DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES (0.1%)
         1,800 Comfort Systems USA, Inc.                                                               21
        56,100 Copart, Inc. *                                                                       2,337
         1,900 FTI Consulting, Inc. *                                                                 121
         2,600 GEO Group, Inc. *                                                                       69
           800 Huron Consulting Group, Inc. *                                                          43
         2,000 IHS, Inc. "A" *                                                                        123
         1,100 Schawk, Inc.                                                                            17
         2,800 TeleTech Holdings, Inc. *                                                               63
         3,100 Tetra Tech, Inc. *                                                                      59
                                                                                          ---------------
                                                                                                    2,853
                                                                                          ---------------
               ELECTRICAL COMPONENTS & EQUIPMENT (0.2%)
        47,000 Belden, Inc.                                                                         1,847
         1,500 Encore Wire Corp.                                                                       25
         1,900 Energy Conversion Devices, Inc. *                                                       51
         2,300 EnerSys *                                                                               53
         4,100 Evergreen Solar, Inc. *                                                                 39
         1,000 First Solar, Inc. *                                                                    205
         5,600 GrafTech International Ltd. *                                                           90
           500 Regal-Beloit Corp.                                                                      18
        13,400 Rockwell Automation, Inc.                                                              733
         3,793 SunPower Corp. "A" *                                                                   249
           700 Superior Essex, Inc. *                                                                  20
        10,700 Thomas & Betts Corp. *                                                                 430

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--------------------------------------------------------------------------------
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                              (continued)

USAA CORNERSTONE STRATEGY FUND
FEBRUARY 29, 2008 (UNAUDITED)

                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
----------------------------------------------------------------------------------------------------------
         3,000 Woodward Governor Co.                                                        $          86
                                                                                          ---------------
                                                                                                    3,846
                                                                                          ---------------
               ENVIRONMENTAL & FACILITIES SERVICES (0.0%)
         1,100 Clean Harbors, Inc. *                                                                   67
           500 Layne Christensen Co. *                                                                 20
         1,400 Team, Inc. *                                                                            43
         1,900 Waste Connections, Inc. *                                                               58
                                                                                          ---------------
                                                                                                      188
                                                                                          ---------------
               HUMAN RESOURCES & EMPLOYMENT SERVICES (0.1%)
           800 Administaff, Inc.                                                                       20
         1,300 Korn/Ferry International *                                                              22
        22,600 Manpower, Inc.                                                                       1,282
         9,700 Robert Half International, Inc.                                                        261
         3,600 Spherion Corp. *                                                                        23
         1,600 Trueblue, Inc. *                                                                        20
                                                                                          ---------------
                                                                                                    1,628
                                                                                          ---------------
               INDUSTRIAL CONGLOMERATES (0.7%)
        53,500 3M Co.                                                                               4,194
       222,800 General Electric Co.                                                                 7,383
        76,900 Tyco International Ltd.                                                              3,081
         2,100 Walter Industries, Inc.                                                                115
                                                                                          ---------------
                                                                                                   14,773
                                                                                          ---------------
               INDUSTRIAL MACHINERY (0.7%)
         1,800 Actuant Corp. "A"                                                                       48
           500 Badger Meter, Inc.                                                                      19
         1,600 Barnes Group, Inc.                                                                      36
         1,200 Chart Industries, Inc. *                                                                41
         1,400 Columbus McKinnon Corp. *                                                               40
        46,600 Crane Co.                                                                            1,921
        21,600 Dover Corp.                                                                            897
        34,200 Eaton Corp.                                                                          2,758
        33,700 Flowserve Corp.                                                                      3,670
           800 Gardner Denver, Inc. *                                                                  30
           900 Kaydon Corp.                                                                            39
         4,900 Kennametal, Inc.                                                                       149
         1,400 Mueller Industries, Inc.                                                                40
        48,300 Pall Corp.                                                                           1,902
        14,550 Parker-Hannifin Corp.                                                                  940
           800 RBC Bearings, Inc. *                                                                    27
           800 Robbins & Myers, Inc.                                                                   27
        21,000 SPX Corp.                                                                            2,148
         1,800 Sun Hydraulics Corp.                                                                    39
         2,800 Timken Co.                                                                              84
           700 Valmont Industries, Inc.                                                                56
                                                                                          ---------------
                                                                                                   14,911
                                                                                          ---------------
               MARINE (0.0%)
           500 Genco Shipping & Trading Ltd.                                                           29
           600 TBS International Ltd. "A" *                                                            21
                                                                                          ---------------
                                                                                                       50
                                                                                          ---------------

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                              (continued)

USAA CORNERSTONE STRATEGY FUND
FEBRUARY 29, 2008 (UNAUDITED)

                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
----------------------------------------------------------------------------------------------------------
               OFFICE SERVICES & SUPPLIES (0.1%)
         2,900 Herman Miller, Inc.                                                          $          87
           600 Mine Safety Appliances Co.                                                              24
       162,800 Steelcase, Inc. "A"                                                                  2,308
           900 United Stationers, Inc. *                                                               44
                                                                                          ---------------
                                                                                                    2,463
                                                                                          ---------------
               RAILROADS (0.2%)
        30,400 CSX Corp.                                                                            1,475
        23,800 Union Pacific Corp.                                                                  2,969
                                                                                          ---------------
                                                                                                    4,444
                                                                                          ---------------
               TRADING COMPANIES & DISTRIBUTORS (0.1%)
         1,100 Applied Industrial Technologies, Inc.                                                   31
         1,400 H&E Equipment Services, Inc. *                                                          22
        83,700 United Rentals, Inc. *                                                               1,682
                                                                                          ---------------
                                                                                                    1,735
                                                                                          ---------------
               TRUCKING (0.0%)
         7,500 Avis Budget Group, Inc. *                                                               86
        68,000 Hertz Global Holdings, Inc. *                                                          811
                                                                                          ---------------
                                                                                                      897
                                                                                          ---------------
               Total Industrials                                                                   94,085
                                                                                          ---------------

               INFORMATION TECHNOLOGY (6.0%)
               -----------------------------
               APPLICATION SOFTWARE (0.2%)
         2,700 ANSYS, Inc. *                                                                          101
         9,200 Aspen Technology, Inc. *                                                               103
        41,900 Autodesk, Inc. *(a)                                                                  1,303
         3,200 Blackbaud, Inc.                                                                         84
         1,600 Concur Technologies, Inc. *                                                             47
         3,000 Henry Jack & Associates, Inc.                                                           71
         3,400 Informatica Corp. *                                                                     59
         2,700 JDA Software Group, Inc. *                                                              46
         1,000 MicroStrategy, Inc. "A" *                                                               67
         4,700 Nuance Communications, Inc. *                                                           77
         1,700 Parametric Technology Corp. *                                                           26
         2,900 SPSS, Inc. *                                                                           110
        85,000 Synopsys, Inc. *                                                                     1,973
         2,700 Taleo Corp. "A" *                                                                       51
                                                                                          ---------------
                                                                                                    4,118
                                                                                          ---------------
               COMMUNICATIONS EQUIPMENT (0.6%)
       107,100 ADC Telecommunications, Inc. *                                                       1,464
         5,455 Arris Group, Inc. *                                                                     31
         2,600 Blue Coat Systems, Inc. *                                                               61
       145,000 Cisco Systems, Inc. *                                                                3,534
        52,300 CommScope, Inc. *                                                                    2,190
           900 Comtech Telecommunications Corp. *                                                      39
        52,900 Corning, Inc.                                                                        1,229
         2,500 Dycom Industries, Inc. *                                                                29
         5,000 Foundry Networks, Inc. *                                                                59
        51,400 Harris Corp.                                                                         2,510

                                                                              15

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--------------------------------------------------------------------------------
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                              (continued)

USAA CORNERSTONE STRATEGY FUND
FEBRUARY 29, 2008 (UNAUDITED)

                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
----------------------------------------------------------------------------------------------------------
        11,500 JDS Uniphase Corp. *                                                         $         151
        42,500 Juniper Networks, Inc. *                                                             1,140
         1,200 Netgear, Inc. *                                                                         26
         1,900 Plantronics, Inc.                                                                       36
         3,500 Polycom, Inc. *                                                                         76
        16,800 QUALCOMM, Inc.                                                                         712
         1,800 Viasat, Inc. *                                                                          38
                                                                                          ---------------
                                                                                                   13,325
                                                                                          ---------------
               COMPUTER HARDWARE (1.3%)
        68,300 Apple, Inc. *                                                                        8,539
        94,200 Dell, Inc. *                                                                         1,870
       203,100 Hewlett-Packard Co.                                                                  9,702
        68,580 International Business Machines Corp.                                                7,809
         3,400 NCR Corp. *                                                                             75
                                                                                          ---------------
                                                                                                   27,995
                                                                                          ---------------
               COMPUTER STORAGE & PERIPHERALS (0.5%)
         8,100 EMC Corp. *                                                                            126
         3,300 Emulex Corp. *                                                                          49
         1,900 Hutchinson Technology, Inc. *                                                           32
        23,600 Lexmark International, Inc. "A" *                                                      779
        37,700 Network Appliance, Inc. *                                                              815
         3,400 Novatel Wireless, Inc. *                                                                36
       121,700 Seagate Technology                                                                   2,625
       186,100 Western Digital Corp. *                                                              5,745
                                                                                          ---------------
                                                                                                   10,207
                                                                                          ---------------
               DATA PROCESSING & OUTSOURCED SERVICES (0.1%)
         1,800 CSG Systems International, Inc. *                                                       20
        23,200 DST Systems, Inc. *                                                                  1,630
           700 MasterCard, Inc. "A"                                                                   133
         1,400 Wright Express Corp. *                                                                  41
                                                                                          ---------------
                                                                                                    1,824
                                                                                          ---------------
               ELECTRONIC EQUIPMENT MANUFACTURERS (0.0%)
         5,100 Flir Systems, Inc. *                                                                   145
         1,200 Itron, Inc. *                                                                          114
         1,600 MTS Systems Corp.                                                                       50
         1,700 Rofin-Sinar Technologies, Inc. *                                                        67
                                                                                          ---------------
                                                                                                      376
                                                                                          ---------------
               ELECTRONIC MANUFACTURING SERVICES (0.0%)
         2,100 Benchmark Electronics, Inc. *                                                           36
         1,900 Methode Electronics, Inc.                                                               20
         2,100 Plexus Corp. *                                                                          52
                                                                                          ---------------
                                                                                                      108
                                                                                          ---------------
               HOME ENTERTAINMENT SOFTWARE (0.0%)
         2,300 Take-Two Interactive Software, Inc. *                                                   61
         2,600 THQ, Inc. *                                                                             49
                                                                                          ---------------
                                                                                                      110
                                                                                          ---------------
               INTERNET SOFTWARE & SERVICES (0.4%)
         1,000 Bankrate, Inc. *                                                                        42

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--------------------------------------------------------------------------------
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                              (continued)

USAA CORNERSTONE STRATEGY FUND
FEBRUARY 29, 2008 (UNAUDITED)

                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
----------------------------------------------------------------------------------------------------------
         4,600 Chordiant Software, Inc. *                                                   $          26
         2,400 CyberSource Corp. *                                                                     35
         1,200 Dealertrack Holdings, Inc. *                                                            25
         1,500 Digital River, Inc. *                                                                   49
        20,400 eBay, Inc. *                                                                           538
         1,400 Equinix, Inc. *                                                                         97
        15,000 Google, Inc. "A" *                                                                   7,068
         3,000 J2 Global Communications, Inc. *                                                        65
         1,300 Omniture, Inc. *                                                                        30
         3,400 Sohu.com, Inc. *                                                                       153
         3,400 SonicWALL, Inc. *                                                                       28
         3,500 ValueClick, Inc. *                                                                      68
         1,600 VistaPrint Ltd. *                                                                       50
                                                                                          ---------------
                                                                                                    8,274
                                                                                          ---------------
               IT CONSULTING & OTHER SERVICES (0.2%)
        85,600 Accenture Ltd. "A"                                                                   3,017
         5,500 Cognizant Technology Solutions Corp. "A" *                                             166
         2,700 SAIC, Inc. *                                                                            51
         3,900 Sykes Enterprises, Inc. *                                                               66
                                                                                          ---------------
                                                                                                    3,300
                                                                                          ---------------
               SEMICONDUCTOR EQUIPMENT (0.2%)
         4,400 Advanced Energy Industries, Inc. *                                                      56
         1,300 Cabot Microelectronics Corp. *                                                          44
         1,600 Cymer, Inc. *                                                                           45
         1,700 FormFactor, Inc. *                                                                      31
         7,500 Kulicke & Soffa Industries, Inc. *                                                      39
        56,000 Lam Research Corp. *                                                                 2,253
        30,700 MEMC Electronic Materials, Inc. *                                                    2,342
         1,600 MKS Instruments, Inc. *                                                                 32
         1,800 Tessera Technologies, Inc. *                                                            42
                                                                                          ---------------
                                                                                                    4,884
                                                                                          ---------------
               SEMICONDUCTORS (0.8%)
         8,000 Amkor Technology, Inc. *                                                                94
        58,200 Analog Devices, Inc.                                                                 1,567
         2,100 Atheros Communications, Inc. *                                                          51
        24,900 Broadcom Corp. "A" *                                                                   471
         1,600 Cypress Semiconductor Corp. *                                                           35
           600 Hitte Microwave Corp. *                                                                 20
       465,700 Intel Corp.                                                                          9,291
         2,500 Monolithic Power Systems, Inc. *                                                        41
        93,300 NVIDIA Corp. *                                                                       1,996
        12,600 ON Semiconductor Corp. *                                                                75
         2,000 Semtech Corp. *                                                                         25
         1,100 Sigma Designs, Inc. *                                                                   32
         2,000 SiRF Technology Holdings, Inc. *                                                        13
       133,500 Texas Instruments, Inc.                                                              4,000
         3,000 Zoran Corp. *                                                                           41
                                                                                          ---------------
                                                                                                   17,752
                                                                                          ---------------
               SYSTEMS SOFTWARE (1.4%)
       142,040 BMC Software, Inc. *                                                                 4,585
         3,000 MICROS Systems, Inc. *                                                                  96

                                                                              17

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--------------------------------------------------------------------------------
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                              (continued)

USAA CORNERSTONE STRATEGY FUND
FEBRUARY 29, 2008 (UNAUDITED)

                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
----------------------------------------------------------------------------------------------------------
       565,200 Microsoft Corp.                                                              $      15,385
       449,200 Oracle Corp. *                                                                       8,445
         1,400 Progress Software Corp. *                                                               40
         2,300 Sybase, Inc. *                                                                          61
         1,000 VASCO Data Security International, Inc. *                                               11
                                                                                          ---------------
                                                                                                   28,623
                                                                                          ---------------
               TECHNOLOGY DISTRIBUTORS (0.3%)
           900 Anixter International, Inc. *                                                           59
        73,700 Avnet, Inc. *                                                                        2,485
        69,640 Ingram Micro, Inc. "A" *                                                             1,063
        75,000 Tech Data Corp. *                                                                    2,501
                                                                                          ---------------
                                                                                                    6,108
                                                                                          ---------------
               Total Information Technology                                                       127,004
                                                                                          ---------------

               MATERIALS (1.6%)
               ----------------
               ALUMINUM (0.0%)
         3,300 Alcoa, Inc.                                                                            122
           600 Century Aluminum Co. *                                                                  40
                                                                                          ---------------
                                                                                                      162
                                                                                          ---------------
               COMMODITY CHEMICALS (0.0%)
         1,700 Calgon Carbon Corp. *(a)                                                                28
           900 Koppers Holdings, Inc.                                                                  38
                                                                                          ---------------
                                                                                                       66
                                                                                          ---------------
               DIVERSIFIED CHEMICALS (0.0%)
         3,100 Dow Chemical Co.                                                                       117
         1,900 FMC Corp.                                                                              108
        32,100 Hercules, Inc.                                                                         588
         1,400 LSB Industries, Inc. *                                                                  33
                                                                                          ---------------
                                                                                                      846
                                                                                          ---------------
               DIVERSIFIED METALS & MINING (0.1%)
        29,400 Freeport-McMoRan Copper & Gold, Inc.                                                 2,965
                                                                                          ---------------
               FERTILIZERS & AGRICULTURAL CHEMICALS (0.6%)
        38,800 CF Industries Holdings, Inc.                                                         4,736
        36,400 Monsanto Co.                                                                         4,211
         5,300 Mosaic Co. *                                                                           590
        66,200 Terra Industries, Inc. *                                                             2,993
                                                                                          ---------------
                                                                                                   12,530
                                                                                          ---------------
               METAL & GLASS CONTAINERS (0.2%)
        76,000 Owens-Illinois, Inc. *                                                               4,290
           500 Silgan Holdings, Inc.                                                                   24
                                                                                          ---------------
                                                                                                    4,314
                                                                                          ---------------
               SPECIALTY CHEMICALS (0.1%)
        17,000 Lubrizol Corp.                                                                         991
         1,900 OM Group, Inc. *                                                                       115
         1,000 W.R. Grace & Co. *                                                                      21
                                                                                          ---------------
                                                                                                    1,127
                                                                                          ---------------

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                              (continued)

USAA CORNERSTONE STRATEGY FUND
FEBRUARY 29, 2008 (UNAUDITED)

                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
----------------------------------------------------------------------------------------------------------
               STEEL (0.6%)
       106,300 AK Steel Holding Corp.                                                       $       5,593
         1,300 Cleveland-Cliffs, Inc.                                                                 155
        17,200 Nucor Corp.                                                                          1,111
         2,500 Reliance Steel & Aluminum Co.                                                          139
       100,500 Steel Dynamics, Inc.                                                                 5,855
                                                                                          ---------------
                                                                                                   12,853
                                                                                          ---------------
               Total Materials                                                                     34,863
                                                                                          ---------------

               TELECOMMUNICATION SERVICES (0.9%)
               ---------------------------------
               ALTERNATIVE CARRIERS (0.0%)
         3,100 Cogent Communications Group, Inc. *                                                     60
         4,000 PAETEC Holding Corp. *                                                                  31
         2,100 Premiere Global Services, Inc. *                                                        30
                                                                                          ---------------
                                                                                                      121
                                                                                          ---------------
               INTEGRATED TELECOMMUNICATION SERVICES (0.8%)
       363,497 AT&T, Inc.                                                                          12,661
         3,100 NTELOS Holdings Corp.                                                                   66
       139,900 Verizon Communications, Inc.                                                         5,081
         2,000 Windstream Corp.                                                                        23
                                                                                          ---------------
                                                                                                   17,831
                                                                                          ---------------
               WIRELESS TELECOMMUNICATION SERVICES (0.1%)
         4,000 Sprint Nextel Corp.                                                                     29
        19,900 Telephone & Data Systems, Inc.                                                         933
                                                                                          ---------------
                                                                                                      962
                                                                                          ---------------
               Total Telecommunication Services                                                    18,914
                                                                                          ---------------

               UTILITIES (1.1%)
               ----------------
               ELECTRIC UTILITIES (0.2%)
         9,300 Edison International                                                                   459
         1,000 El Paso Electric Co. *                                                                  21
        20,100 Entergy Corp.                                                                        2,065
        28,500 FPL Group, Inc.                                                                      1,718
         1,600 ITC Holdings Corp.                                                                      85
        13,800 Reliant Energy, Inc. *                                                                 315
        12,700 Sierra Pacific Resources                                                               164
                                                                                          ---------------
                                                                                                    4,827
                                                                                          ---------------
               GAS UTILITIES (0.2%)
        35,550 Energen Corp.                                                                        2,133
         1,100 National Fuel Gas Co.                                                                   52
       114,700 UGI Corp.                                                                            2,937
                                                                                          ---------------
                                                                                                    5,122
                                                                                          ---------------
               INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
        24,900 Constellation Energy Group, Inc.                                                     2,200
         1,900 Ormat Technologies, Inc.                                                                83
                                                                                          ---------------
                                                                                                    2,283
                                                                                          ---------------

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--------------------------------------------------------------------------------
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                              (continued)

USAA CORNERSTONE STRATEGY FUND
FEBRUARY 29, 2008 (UNAUDITED)

                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
----------------------------------------------------------------------------------------------------------
               MULTI-UTILITIES (0.6%)
        29,200 Alliant Energy Corp.                                                         $       1,014
           600 Black Hills Corp.                                                                       22
       128,900 CenterPoint Energy, Inc.                                                             1,892
         9,500 Dominion Resources, Inc.                                                               380
        75,600 MDU Resources Group, Inc.                                                            1,985
        73,700 OGE Energy Corp.                                                                     2,393
         1,400 PG&E Corp.                                                                              53
        90,322 Public Service Enterprise Group, Inc.                                                3,983
                                                                                          ---------------
                                                                                                   11,722
                                                                                          ---------------
               Total Utilities                                                                     23,954
                                                                                          ---------------
               Total Common Stocks (cost: $749,836)                                               745,898
                                                                                          ---------------
               PREFERRED SECURITIES (0.6%)

               CONSUMER STAPLES (0.1%)
               -----------------------
               AGRICULTURAL PRODUCTS (0.1%)
        35,000 Dairy Farmers of America, Inc., 7.88%, cumulative redeemable, perpetual (b)          3,284
                                                                                          ---------------

               FINANCIALS (0.2%)
               -----------------
               LIFE & HEALTH INSURANCE (0.1%)
       130,000 Delphi Financial Group, Inc., 7.38%, Junior Subordinated Notes, perpetual            2,681
                                                                                          ---------------
               THRIFTS & MORTGAGE FINANCE (0.1%)
       160,000 IndyMac Bank, F.S.B., 8.50% (b)                                                      1,155
        12,000 Washington Mutual Capital Trust, 5.38%, cumulative convertible, perpetual              408
                                                                                          ---------------
                                                                                                    1,563
                                                                                          ---------------
               Total Financials                                                                     4,244
                                                                                          ---------------

               U.S. GOVERNMENT (0.3%)
               ----------------------
       140,000 Fannie Mae, 8.25%, perpetual (c),(+)                                                 3,593
        80,000 Freddie Mac, 8.38%, perpetual  (c),(+)                                               2,065
                                                                                          ---------------
                                                                                                    5,658
                                                                                          ---------------
               Total U.S. Government                                                                5,658
                                                                                          ---------------
               Total Preferred Securities (cost: $15,793)                                          13,186
                                                                                          ---------------
               EXCHANGE-TRADED FUNDS (0.7%)
       109,400 iShares Russell 1000 Growth Index Fund                                               6,023
        82,300 iShares Russell 1000 Index Fund (a)                                                  5,991
        32,700 iShares Russell 1000 Value Index Fund                                                2,420
                                                                                          ---------------
               Total Exchange-Traded Funds (cost: $14,676)                                         14,434
                                                                                          ---------------
               Total U.S. Equity Securities(cost: $780,305)                                       773,518
                                                                                          ---------------

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--------------------------------------------------------------------------------
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                              (continued)

USAA CORNERSTONE STRATEGY FUND
FEBRUARY 29, 2008 (UNAUDITED)

                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
----------------------------------------------------------------------------------------------------------
               INTERNATIONAL EQUITY SECURITIES (27.8%)
               COMMON STOCKS (27.1%)

               CONSUMER DISCRETIONARY (2.7%)
               -----------------------------
               APPAREL & ACCESSORIES & LUXURY GOODS (0.0%)
         4,416 Swatch Group Ltd. (d)                                                        $         253
                                                                                          ---------------
               APPAREL RETAIL (0.2%)
       255,800 Esprit Holdings Ltd. (d)                                                             3,179
         5,900 Fast Retailing Co. (d)                                                                 433
         4,350 Hennes & Mauritz AB "B" (d)                                                            244
         1,633 Industria de Diseno Textil S.A. (d)                                                     84
                                                                                          ---------------
                                                                                                    3,940
                                                                                          ---------------
               AUTO PARTS & EQUIPMENT (0.5%)
        76,600 Aisin Seiki Co. Ltd. (d)                                                             3,057
        43,900 Autoliv, Inc.                                                                        2,191
        17,300 Denso Corp. (d)                                                                        646
        18,000 NHK Spring Co. (d)                                                                     140
        45,700 NOK Corp. (d)                                                                          950
           741 Rieter Holding AG (d)                                                                  300
        42,800 Tokai Rika Co. Ltd. (d)                                                              1,230
         4,500 Toyoda Gosei Co. Ltd. (d)                                                              163
        12,600 Toyota Boshoku Corp. (d)                                                               434
        17,700 Toyota Industries Corp. (d)                                                            672
                                                                                          ---------------
                                                                                                    9,783
                                                                                          ---------------
               AUTOMOBILE MANUFACTURERS (0.8%)
        24,194 DaimlerChrysler AG (d)                                                               2,034
        75,365 Fiat S.p.A. (d)                                                                      1,582
        25,820 Hyundai Motor Co. Ltd. (d)                                                           1,809
        61,205 Peugeot S.A. ADR (d)                                                                 4,655
        12,808 Renault S.A. (d)                                                                     1,367
       109,800 Toyota Motor Corp. (d)                                                               5,976
         2,125 Volkswagen AG (d)                                                                      294
                                                                                          ---------------
                                                                                                   17,717
                                                                                          ---------------
               AUTOMOTIVE RETAIL (0.0%)
         1,180 USS Co. Ltd. (d)                                                                        72
                                                                                          ---------------
               BROADCASTING & CABLE TV (0.0%)
        18,471 Gestevision Telecinco S.A. (a),(d)                                                     393
         2,600 Modern Times Group "A" (d)                                                             169
                                                                                          ---------------
                                                                                                      562
                                                                                          ---------------
               CATALOG RETAIL (0.1%)
       223,423 Home Retail Group (d)                                                                1,139
                                                                                          ---------------
               COMPUTER & ELECTRONICS RETAIL (0.0%)
        13,800 Hikari Tsushin, Inc. (d)                                                               418

                                                                              21

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--------------------------------------------------------------------------------
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                              (continued)

USAA CORNERSTONE STRATEGY FUND
FEBRUARY 29, 2008 (UNAUDITED)

                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
----------------------------------------------------------------------------------------------------------
         3,890 Yamada Denki Co. Ltd. (d)                                                    $         340
                                                                                          ---------------
                                                                                                      758
                                                                                          ---------------
               CONSUMER ELECTRONICS (0.4%)
        50,000 LG Electronics, Inc. (d)                                                             5,371
       132,000 Matsushita Electric Industrial Co. Ltd. (d)                                          2,774
                                                                                          ---------------
                                                                                                    8,145
                                                                                          ---------------
               DEPARTMENT STORES (0.1%)
        37,881 Arcandor AG *(d)                                                                       657
        24,800 Isetan Co. (d)                                                                         293
       131,041 Marks & Spencer Group plc (d)                                                        1,044
        12,565 Next plc (d)                                                                           318
                                                                                          ---------------
                                                                                                    2,312
                                                                                          ---------------
               DISTRIBUTORS (0.1%)
        25,660 Jardine Cycle & Carriage Ltd. (d)                                                      386
       144,000 Li & Fung Ltd. (d)                                                                     518
       247,067 Pacific Brands Ltd. (d)                                                                504
           478 S.A. D'Ieteren N.V. (d)                                                                169
                                                                                          ---------------
                                                                                                    1,577
                                                                                          ---------------
               HOMEBUILDING (0.2%)
        28,045 Barratt Developments plc (d)                                                           226
        37,393 Bovis Homes Group plc (d)                                                              428
       115,000 Sekisui Chemical Co. Ltd. (d)                                                          804
       217,000 Sekisui House Ltd. (d)                                                               2,238
       124,486 Taylor Wimpey plc (d)                                                                  420
                                                                                          ---------------
                                                                                                    4,116
                                                                                          ---------------
               HOTELS, RESORTS, & CRUISE LINES (0.1%)
           207 Kuoni Reisen Holding AG (d)                                                             97
           500 Orient Express Hotels Ltd. "A"                                                          27
       103,880 Thomas Cook Group plc *(d)                                                             628
        81,995 TUI Travel plc *(d)                                                                    437
                                                                                          ---------------
                                                                                                    1,189
                                                                                          ---------------
               HOUSEHOLD APPLIANCES (0.0%)
         3,700 Makita Corp. (d)                                                                       130
                                                                                          ---------------
               LEISURE PRODUCTS (0.0%)
         3,400 Sankyo Co. (d)                                                                         181
         6,200 Yamaha Corp. (d)                                                                       122
                                                                                          ---------------
                                                                                                      303
                                                                                          ---------------
               MOVIES & ENTERTAINMENT (0.1%)
        38,485 Vivendi S.A. (d)                                                                     1,520
                                                                                          ---------------
               PHOTOGRAPHIC PRODUCTS (0.0%)
        28,000 Nikon Corp. (d)                                                                        786
                                                                                          ---------------
               PUBLISHING (0.1%)
        48,860 Daily Mail and General Trust (d)                                                       451
        57,255 EMAP plc (d)                                                                         1,050
         2,491 Lagardere SCA (d)                                                                      196
        24,909 Trinity Mirror plc (d)                                                                 140

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--------------------------------------------------------------------------------
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                              (continued)

USAA CORNERSTONE STRATEGY FUND
FEBRUARY 29, 2008 (UNAUDITED)

                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
----------------------------------------------------------------------------------------------------------
        89,583 Yell Group plc (d)                                                           $         385
                                                                                          ---------------
                                                                                                    2,222
                                                                                          ---------------
               RESTAURANTS (0.0%)
        17,362 Enterprise Inns plc (d)                                                                142
                                                                                          ---------------
               TEXTILES (0.0%)
        78,000 Nisshinbo Industries, Inc. (d)                                                         818
                                                                                          ---------------
               TIRES & RUBBER (0.0%)
        62,400 Bridgestone Corp. (d)                                                                1,022
                                                                                          ---------------
               Total Consumer Discretionary                                                        58,506
                                                                                          ---------------

               CONSUMER STAPLES (2.0%)
               -----------------------
               AGRICULTURAL PRODUCTS (0.1%)
         4,300 Danisco A/S (d)                                                                        302
       458,000 Wilmar International Ltd. (d)                                                        1,413
                                                                                          ---------------
                                                                                                    1,715
                                                                                          ---------------
               BREWERS (0.2%)
        24,600 Carlsberg A/S (a),(d)                                                                3,060
        16,438 SABMiller plc (d)                                                                      341
                                                                                          ---------------
                                                                                                    3,401
                                                                                          ---------------
               FOOD RETAIL (0.3%)
         7,505 Casino Guichard-Perrachon S.A. (d)                                                     852
         8,500 Circle K Sunkus Co. (d)                                                                127
        10,600 FamilyMart Co. (d)                                                                     314
        30,079 Jeronimo Martins SGPS S.A. (d)                                                         221
       183,615 Koninklijke Ahold  N.V. *(d)                                                         2,412
       157,906 Tesco plc (d)                                                                        1,246
        78,947 Woolworths Ltd. (d)                                                                  2,099
                                                                                          ---------------
                                                                                                    7,271
                                                                                          ---------------
               HOUSEHOLD PRODUCTS (0.2%)
        95,135 Reckitt Benckiser plc (d)                                                            5,147
                                                                                          ---------------
               HYPERMARKETS & SUPER CENTERS (0.1%)
        58,000 Uny Co. Ltd. (d)                                                                       459
         2,758 Wesfarmers Ltd. (d)                                                                     96
        19,150 Wesfarmers Ltd. (d)                                                                    660
                                                                                          ---------------
                                                                                                    1,215
                                                                                          ---------------
               PACKAGED FOODS & MEAT (0.5%)
         5,500 East Asiatic Co. Ltd. A/S (d)                                                          430
       658,471 Goodman Fielder Ltd. (d)                                                             1,133
        88,400 IAWS Group plc (d)                                                                   1,791
        10,800 Nestle S.A. (d)                                                                      5,162
        14,418 Unilever N.V. (d)                                                                      446
        47,339 Unilever plc (d)                                                                     1,493
         3,700 Yakult Honsha Co. Ltd. (d)                                                             104
                                                                                          ---------------
                                                                                                   10,559
                                                                                          ---------------
               SOFT DRINKS (0.1%)
         7,700 Coca Cola West Holdings Co. (d)                                                        167

                                                                             23

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--------------------------------------------------------------------------------
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                              (continued)

USAA CORNERSTONE STRATEGY FUND
FEBRUARY 29, 2008 (UNAUDITED)

                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
----------------------------------------------------------------------------------------------------------
        90,178 Coca-Cola Amatil Ltd. (d)                                                    $         799
        18,651 Coca-Cola Hellenic Bottling Co., S.A. (d)                                              820
                                                                                          ---------------
                                                                                                    1,786
                                                                                          ---------------
               TOBACCO (0.5%)
       100,820 British America Tobacco plc (d)                                                      3,774
        71,011 Imperial Tobacco Group plc (d)                                                       3,297
        55,640 KT&G Corp. (d)                                                                       4,597
        10,400 Swedish Match (d)                                                                      242
                                                                                          ---------------
                                                                                                   11,910
                                                                                          ---------------
               Total Consumer Staples                                                              43,004
                                                                                          ---------------

               ENERGY (3.1%)
               -------------
               COAL & CONSUMABLE FUELS (0.2%)
        43,800 Fording Canadian Coal Trust                                                          2,164
     1,288,000 Yanzhou Coal Mining Co. Ltd. "H" (d)                                                 2,126
                                                                                          ---------------
                                                                                                    4,290
                                                                                          ---------------
               INTEGRATED OIL & GAS (1.9%)
        31,600 BG Group plc (d)                                                                       744
       427,265 BP plc (d)                                                                           4,623
       133,222 ENI S.p.A. (d)                                                                       4,606
       115,200 OAO Gazprom ADR (d)                                                                  5,822
        41,267 OMV AG (d)                                                                           2,980
        44,600 Petro-Canada                                                                         2,135
        65,723 Repsol YPF S.A. (d)                                                                  2,262
        91,722 Royal Dutch Shell plc (d)                                                            3,228
       134,020 Royal Dutch Shell plc "A" (d)                                                        4,798
       116,853 Total S.A. (d)                                                                       8,824
                                                                                          ---------------
                                                                                                   40,022
                                                                                          ---------------
               OIL & GAS EQUIPMENT & SERVICES (0.2%)
           800 Core Laboratories N.V. *                                                                97
        86,200 Saipem S.p.A. (d)                                                                    3,512
        48,121 Worley Parsons Ltd. (d)                                                              1,645
                                                                                          ---------------
                                                                                                    5,254
                                                                                          ---------------
               OIL & GAS EXPLORATION & PRODUCTION (0.2%)
        57,700 Addax Petroleum Corp.                                                                2,638
            51 INPEX Holdings, Inc. (d)                                                               570
        10,729 Woodside Petroleum Ltd. (d)                                                            561
                                                                                          ---------------
                                                                                                    3,769
                                                                                          ---------------
               OIL & GAS REFINING & MARKETING (0.6%)
        39,390 GS Holdings Corp. (d)                                                                1,910
         6,400 Idemitsu Kosan Co. Ltd. (d)                                                            524
       267,000 Nippon Oil Corp (d)                                                                  1,820
        60,000 Reliance Industries Ltd. GDR (d)                                                     7,274
       261,000 Singapore Petroleum Co. Ltd. (d)                                                     1,272
                                                                                          ---------------
                                                                                                   12,800
                                                                                          ---------------
               Total Energy                                                                        66,135
                                                                                          ---------------

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--------------------------------------------------------------------------------
                              of INVESTMENTS
                              (continued)

USAA CORNERSTONE STRATEGY FUND
FEBRUARY 29, 2008 (UNAUDITED)

                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
----------------------------------------------------------------------------------------------------------
               FINANCIALS (6.3%)
               -----------------
               ASSET MANAGEMENT & CUSTODY BANKS (0.1%)
        61,045 3i Group plc (d)                                                             $         990
                                                                                          ---------------
               CONSUMER FINANCE (0.1%)
        42,130 Takefuji Corp. (d)                                                                   1,060
                                                                                          ---------------
               DIVERSIFIED BANKS (3.4%)
        99,070 Allied Irish Banks plc (d)                                                           2,036
       131,655 Alpha Bank A.E. (d)                                                                  3,985
       253,888 Banco Bilbao Vizcaya Argentaria S.A. (d)                                             5,253
        89,518 Banco Espirito Santo S.A. (d)                                                        1,614
       494,850 Banco Santander S.A. (d)                                                             8,845
       218,641 Barclays plc (d)                                                                     2,055
        40,140 BNP Paribas S.A. (d)                                                                 3,606
        17,000 Chuo Mitsui Trust Holdings, Inc. (d)                                                   116
        64,793 Commerzbank AG (d)                                                                   1,936
         6,100 Commonwealth Bank of Australia (d)                                                     235
        21,205 Credit Agricole S.A. (d)                                                               577
        60,100 Danske Bank A/S (a),(d)                                                              2,302
         1,137 Deutsche Postbank AG (d)                                                               109
        79,284 Dexia (d)                                                                            1,863
        52,800 DnB NOR ASA (d)                                                                        772
        71,470 EFG Eurobank Ergasias (d)                                                            2,057
         9,800 Foreningssparbanken AB (d)                                                             265
       172,482 HBOS plc (d)                                                                         2,045
       206,129 HSBC Holdings plc (d)                                                                3,117
        18,614 Hypo Real Estate Holding AG ADR (d)                                                    525
     1,594,000 Industrial and Commercial Bank of China Ltd. "H" (d)                                 1,104
         7,875 Jyske Bank A/S *(d)                                                                    542
         5,148 KBC Groep N.V. (d)                                                                     645
       235,524 Lloyds TSB Group plc (d)                                                             2,094
         1,330 Mizuho Financial Group, Inc. (d)                                                     5,525
        28,971 National Australia Bank Ltd. (d)                                                       765
        31,031 National Bank of Greece S.A. (d)                                                     1,688
       459,945 Royal Bank of Scotland Group plc (d)                                                 3,467
        29,460 Skandinaviska Enskilda Banken "A" (d)                                                  733
        11,124 Societe Generale (a),(d)                                                             1,192
        50,000 State Bank of India Ltd. GDR (d)                                                     5,444
           124 Sumitomo Mitsui Financial Group, Inc. (d)                                              892
        15,600 Svenska Handelsbanken AB "A" (d)                                                       435
       436,596 UniCredito Italiano S.p.A. (d)                                                       3,203
       108,756 Westpac Banking Corp. (d)                                                            2,321
                                                                                          ---------------
                                                                                                   73,363
                                                                                          ---------------
               DIVERSIFIED CAPITAL MARKETS (0.4%)
        20,301 Close Brothers Group plc (d)                                                           264
        58,543 Credit Suisse Group (d)                                                              2,875
        30,271 Deutsche Bank AG (d)                                                                 3,365
        63,984 Investec plc (d)                                                                       466
        26,498 UBS AG (d)                                                                             867
                                                                                          ---------------
                                                                                                    7,837
                                                                                          ---------------

                                                                             25

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--------------------------------------------------------------------------------
                              of INVESTMENTS
                              (continued)

USAA CORNERSTONE STRATEGY FUND
FEBRUARY 29, 2008 (UNAUDITED)

                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
----------------------------------------------------------------------------------------------------------
               INVESTMENT BANKING & BROKERAGE (0.1%)
         9,028 Macquarie Group Ltd. (a),(d)                                                 $         439
        61,800 MF Global Ltd. *                                                                     1,085
                                                                                          ---------------
                                                                                                    1,524
                                                                                          ---------------
               LIFE & HEALTH INSURANCE (0.2%)
        19,707 Aegon N.V. (d)                                                                         294
        28,987 Irish Life & Permanent plc (d)                                                         471
       728,075 Old Mutual plc (d)                                                                   1,796
        49,500 Power Corp. of Canada (a)                                                            1,731
        34,821 Prudential plc (d)                                                                     417
           571 Swiss Life Holding *(d)                                                                143
                                                                                          ---------------
                                                                                                    4,852
                                                                                          ---------------
               MULTI-LINE INSURANCE (0.7%)
        16,567 Allianz Holding AG (d)                                                               2,906
        88,300 Assicurazioni Generali S.p.A. (d)                                                    3,790
        50,169 Aviva plc (d)                                                                          604
        49,860 AXA S.A. (d)                                                                         1,681
       227,800 Royal & Sun Alliance Insurance Group (d)                                               593
        19,381 Zurich Financial Services AG (d)                                                     6,074
                                                                                          ---------------
                                                                                                   15,648
                                                                                          ---------------
               MULTI-SECTOR HOLDINGS (0.0%)
         2,645 IFI-Istituto Finanziario Industriale S.p.A. *(d)                                        74
         9,800 Investor AB (d)                                                                        207
                                                                                          ---------------
                                                                                                      281
                                                                                          ---------------
               OTHER DIVERSIFIED FINANCIAL SERVICES (0.3%)
        30,245 Challenger Financial Services Group Ltd. (d)                                            60
        58,297 Fortis (d)                                                                           1,284
        98,190 ING Groep N.V. (d)                                                                   3,271
        39,573 OKO Bank plc "A" (d)                                                                   691
                                                                                          ---------------
                                                                                                    5,306
                                                                                          ---------------
               PROPERTY & CASUALTY INSURANCE (0.1%)
        66,900 Axis Capital Holdings Ltd.                                                           2,466
                                                                                          ---------------
               REGIONAL BANKS (0.1%)
        10,668 Bendigo Bank Ltd. (d)                                                                   99
       418,000 Fukuoka Financial Group, Inc. (d)                                                    2,135
        17,000 Hachijuni Bank Ltd. (d)                                                                112
                                                                                          ---------------
                                                                                                    2,346
                                                                                          ---------------
               REINSURANCE (0.6%)
        55,700 Endurance Specialty Holdings Ltd.                                                    2,189
        38,142 Muenchener Rueckversicherungs-Gesellschaft AG (d)                                    6,660
        16,400 RenaissanceRe Holdings Ltd.                                                            901
        55,347 SCOR SE (d)                                                                          1,257
        27,883 Swiss Re (d)                                                                         2,237
                                                                                          ---------------
                                                                                                   13,244
                                                                                          ---------------
               SPECIALIZED FINANCE (0.2%)
         8,772 Deutsche Boerse AG (d)                                                               1,370
        67,000 Hong Kong Exchanges & Clearing Ltd. (d)                                              1,271

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                              (continued)

USAA CORNERSTONE STRATEGY FUND
FEBRUARY 29, 2008 (UNAUDITED)

                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
----------------------------------------------------------------------------------------------------------
        68,300 London Stock Exchange Group plc (d)                                          $       1,827
                                                                                          ---------------
                                                                                                    4,468
                                                                                          ---------------
               Total Financials                                                                   133,385
                                                                                          ---------------

               HEALTH CARE (1.4%)
               ------------------
               BIOTECHNOLOGY (0.1%)
        62,251 CSL Ltd. (d)                                                                         2,089
                                                                                          ---------------
               HEALTH CARE DISTRIBUTORS (0.1%)
       108,400 Mediceo Paltac Holdings (d)                                                          1,839
        12,600 Suzuken Co. Ltd. (d)                                                                   454
                                                                                          ---------------
                                                                                                    2,293
                                                                                          ---------------
               HEALTH CARE EQUIPMENT (0.1%)
         8,000 Olympus Corp. (d)                                                                      234
         1,000 Orthofix International N.V. *                                                           40
         3,000 Terumo Corp. (d)                                                                       163
                                                                                          ---------------
                                                                                                      437
                                                                                          ---------------
               HEALTH CARE SUPPLIES (0.0%)
        10,594 Ansell Ltd. (d)                                                                        125
                                                                                          ---------------
               LIFE SCIENCES TOOLS & SERVICES (0.0%)
         2,620 Lonza Group AG (d)                                                                     346
                                                                                          ---------------
               PHARMACEUTICALS (1.1%)
        33,200 Astellas Pharma, Inc. (d)                                                            1,456
        13,082 AstraZeneca plc (d)                                                                    491
       168,454 GlaxoSmithKline plc (d)                                                              3,693
       112,000 Kyowa Hakko Kogyo Co. Ltd. (a),(d)                                                   1,084
        33,634 Novartis AG (a),(d)                                                                  1,653
         5,025 Novo Nordisk A/S (d)                                                                   344
        22,075 Roche Holdings AG (a),(d)                                                            4,335
        50,690 Sanofi-Aventis S.A. (d)                                                              3,758
        12,976 Shire plc (d)                                                                          253
        27,550 Stada Arzneimittel AG (d)                                                            1,937
        27,000 Taisho Pharmaceutical Co. Ltd. (d)                                                     548
        71,500 Takeda Pharmaceutical Co. Ltd. (d)                                                   3,974
        10,000 Warner Chilcott Ltd. "A" *                                                             169
                                                                                          ---------------
                                                                                                   23,695
                                                                                          ---------------
               Total Health Care                                                                   28,985
                                                                                          ---------------

               INDUSTRIALS (3.5%)
               ------------------
               AEROSPACE & DEFENSE (0.3%)
       303,500 Bae Systems plc (d)                                                                  2,888
        73,816 European Aeronautic Defense and Space Co. N.V. (a),(d)                               1,942
        60,800 Finmeccanica S.p.A. (d)                                                              1,869
                                                                                          ---------------
                                                                                                    6,699
                                                                                          ---------------
               AIRLINES (0.1%)
        67,867 Deutsche Lufthansa AG (d)                                                            1,576

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                              (continued)

USAA CORNERSTONE STRATEGY FUND
FEBRUARY 29, 2008 (UNAUDITED)

                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
----------------------------------------------------------------------------------------------------------
       426,340 Qantas Airways Ltd. (d)                                                      $       1,654
                                                                                          ---------------
                                                                                                    3,230
                                                                                          ---------------
               BUILDING PRODUCTS (0.2%)
        53,000 Asahi Glass Co. Ltd. (d)                                                               604
        21,952 Compagnie De Saint Gobain (d)                                                        1,726
       150,000 Nippon Sheet Glass Co. Ltd. (d)                                                        699
       115,000 Sanwa Shutter Corp. (d)                                                                557
                                                                                          ---------------
                                                                                                    3,586
                                                                                          ---------------
               COMMERCIAL PRINTING (0.1%)
        40,443 De La Rue plc (d)                                                                      726
        70,000 Toppan Printing Co. Ltd. (d)                                                           761
                                                                                          ---------------
                                                                                                    1,487
                                                                                          ---------------
               CONSTRUCTION & ENGINEERING (0.5%)
           691 Acciona S.A. (d)                                                                       175
        30,384 ACS Actividades de Construccion y Servicios S.A. (d)                                 1,550
       121,700 Amec plc (d)                                                                         1,857
         2,527 Bilfinger Berger AG (d)                                                                200
       457,200 China Communications Construction Co. Ltd. "H" (d)                                   1,167
        38,000 COMSYS Holdings Corp. (d)                                                              308
        12,717 Daelim Industrial Co. Ltd. (d)                                                       1,978
        16,860 GS Engineering & Construction Corp. (d)                                              2,578
        42,000 JGC Corp. (d)                                                                          679
         1,597 Leighton Holdings (d)                                                                   67
        22,000 Toda Corp. (d)                                                                          96
         9,098 YIT Oyj (d)                                                                            226
                                                                                          ---------------
                                                                                                   10,881
                                                                                          ---------------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.1%)
        62,700 Komatsu Ltd. (d)                                                                     1,593
        23,000 Kubota Corp. (d)                                                                       154
                                                                                          ---------------
                                                                                                    1,747
                                                                                          ---------------
               DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES (0.0%)
        53,294 Brambles Ltd. (d)                                                                      510
                                                                                          ---------------
               ELECTRICAL COMPONENTS & EQUIPMENT (0.2%)
        17,947 Koninklijke Philips Electronics N.V. (d)                                               702
         9,198 Schneider Electric S.A. (d)                                                          1,046
       115,700 Sumitomo Electric Industries Ltd. (d)                                                1,714
                                                                                          ---------------
                                                                                                    3,462
                                                                                          ---------------
               HEAVY ELECTRICAL EQUIPMENT (0.3%)
        77,173 ABB Ltd. (d)                                                                         1,925
         6,628 Alstom RGPT (d)                                                                      1,389
       352,000 Mitsubishi Electric Corp. (d)                                                        3,216
         7,028 Vestas Wind Systems A/S *(d)                                                           717
                                                                                          ---------------
                                                                                                    7,247
                                                                                          ---------------
               HIGHWAYS & RAILTRACKS (0.0%)
        41,000 Hopewell Holdings Ltd. (d)                                                             188
                                                                                          ---------------

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                              (continued)

USAA CORNERSTONE STRATEGY FUND
FEBRUARY 29, 2008 (UNAUDITED)

                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
----------------------------------------------------------------------------------------------------------
               HUMAN RESOURCES & EMPLOYMENT SERVICES (0.0%)
       230,056 Hays plc (d)                                                                 $         497
                                                                                          ---------------
               INDUSTRIAL CONGLOMERATES (0.5%)
       235,000 Keppel Corp. Ltd. (d)                                                                1,769
       248,000 SembCorp Industries (d)                                                                833
        49,773 Siemens AG (d)                                                                       6,353
       146,594 Sonae, SGPS SA (d)                                                                     266
         6,855 Wendel (d)                                                                             773
                                                                                          ---------------
                                                                                                    9,994
                                                                                          ---------------
               INDUSTRIAL MACHINERY (0.3%)
        43,361 Charter plc *(d)                                                                       707
        53,950 GEA Group AG *(d)                                                                    1,762
         4,146 Heidelberger Druckmaschinen AG (d)                                                      98
         7,000 Japan Steel Works Ltd. (d)                                                             114
        26,100 Komori Corp. (d)                                                                       543
        21,508 Kone Oyj "B" (a),(d)                                                                   753
        18,042 Konecranes Oyj (d)                                                                     658
         7,634 MAN AG (d)                                                                             988
         5,800 Sandvik AB (d)                                                                          98
        31,159 Trelleborg AB (d)                                                                      556
                                                                                          ---------------
                                                                                                    6,277
                                                                                          ---------------
               MARINE (0.2%)
        58,000 Kawasaki Kisen Kaish Ltd. (d)                                                          589
       157,000 Mitsui OSK. Lines Ltd. (d)                                                           2,040
        63,000 Nippon Yusen Kabushiki Kaisha (d)                                                      585
       111,000 Orient Overseas International Ltd. (d)                                                 652
                                                                                          ---------------
                                                                                                    3,866
                                                                                          ---------------
               MARINE PORTS & SERVICES (0.0%)
        48,000 Kamigumi Co. Ltd. (d)                                                                  362
                                                                                          ---------------
               RAILROADS (0.1%)
             8 East Japan Railway Co. (d)                                                              64
        85,700 National Express Group plc (d)                                                       1,927
                                                                                          ---------------
                                                                                                    1,991
                                                                                          ---------------
               TRADING COMPANIES & DISTRIBUTORS (0.6%)
       144,000 Itochu Corp. (d)                                                                     1,515
       125,000 Marubeni Corp. (d)                                                                     943
       137,600 Mitsubishi Corp. (d)                                                                 4,194
       175,000 Mitsui & Co. Ltd. (d)                                                                3,795
       122,300 Sumitomo Corp. (d)                                                                   1,757
                                                                                          ---------------
                                                                                                   12,204
                                                                                          ---------------
               TRUCKING (0.0%)
        54,000 Seino Holdings Co. Ltd. (d)                                                            357
                                                                                          ---------------
               Total Industrials                                                                   74,585
                                                                                          ---------------

               INFORMATION TECHNOLOGY (1.3%)
               -----------------------------
               COMMUNICATIONS EQUIPMENT (0.5%)
       293,488 Nokia Oyj (d)                                                                       10,557
                                                                                          ---------------

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                              (continued)

USAA CORNERSTONE STRATEGY FUND
FEBRUARY 29, 2008 (UNAUDITED)

                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
----------------------------------------------------------------------------------------------------------
               COMPUTER HARDWARE (0.0%)
         8,547 Wincor Nixdorf AG (d)                                                        $         681
                                                                                          ---------------
               DATA PROCESSING & OUTSOURCED SERVICES (0.0%)
        46,435 Computershare Ltd. (d)                                                                 363
                                                                                          ---------------
               ELECTRONIC EQUIPMENT MANUFACTURERS (0.4%)
         7,300 Alps Electric Co. (d)                                                                   86
       140,650 LG Philips LCD Co. Ltd. (d)                                                          6,676
        11,400 Nidec Corp. (d)                                                                        753
        50,900 Omron Corp. (d)                                                                      1,133
                                                                                          ---------------
                                                                                                    8,648
                                                                                          ---------------
               ELECTRONIC MANUFACTURING SERVICES (0.0%)
        12,000 Venture Corp. Ltd. (d)                                                                  86
                                                                                          ---------------
               HOME ENTERTAINMENT SOFTWARE (0.1%)
         6,600 Nintendo Co. Ltd. (d)                                                                3,277
                                                                                          ---------------
               INTERNET SOFTWARE & SERVICES (0.1%)
       146,200 Tencent Holdings Ltd. (d)                                                              905
           410 Yahoo Japan Corp. (d)                                                                  183
                                                                                          ---------------
                                                                                                    1,088
                                                                                          ---------------
               IT CONSULTING & OTHER SERVICES (0.1%)
        60,300 Indra Sistemas S.A. (d)                                                              1,671
            41 NTT Data Corp. (d)                                                                     191
                                                                                          ---------------
                                                                                                    1,862
                                                                                          ---------------
               OFFICE ELECTRONICS (0.1%)
        17,200 Canon, Inc. (d)                                                                        770
        10,000 Konica Minolta Holdings, Inc. (d)                                                      142
        73,000 Ricoh Co. Ltd. (d)                                                                   1,173
                                                                                          ---------------
                                                                                                    2,085
                                                                                          ---------------
               SEMICONDUCTOR EQUIPMENT (0.0%)
         7,482 ASML Holding N.V. *(d)                                                                 181
                                                                                          ---------------
               Total Information Technology                                                        28,828
                                                                                          ---------------

               MATERIALS (3.3%)
               ----------------
               COMMODITY CHEMICALS (0.0%)
        38,000 Denki Kagaku Kogyo Kabushiki Kaisha (d)                                                127
        45,500 Kuraray Co. (d)                                                                        541
                                                                                          ---------------
                                                                                                      668
                                                                                          ---------------
               CONSTRUCTION MATERIALS (0.3%)
        40,070 CIMPOR-Cimentos De Portugal SGPS S.A. (d)                                              335
        16,189 Holcim Ltd. (d)                                                                      1,650
        17,147 Lafarge S.A. (d)                                                                     2,964
       350,000 Siam Makro Public Co. Ltd. (d)                                                       2,363
                                                                                          ---------------
                                                                                                    7,312
                                                                                          ---------------
               DIVERSIFIED CHEMICALS (0.4%)
        46,394 BASF AG (d)                                                                          5,876

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--------------------------------------------------------------------------------
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                              (continued)

USAA CORNERSTONE STRATEGY FUND
FEBRUARY 29, 2008 (UNAUDITED)

                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
----------------------------------------------------------------------------------------------------------
       114,500 Mitsubishi Chemical Holdings Corp. (d)                                       $         776
       148,000 Mitsubishi Gas Chemical Co., Inc. (d)                                                1,096
                                                                                          ---------------
                                                                                                    7,748
                                                                                          ---------------
               DIVERSIFIED METALS & MINING (1.3%)
         3,979 Anglo American Capital plc (d)                                                         252
       141,203 BHP Billiton Ltd. (d)                                                                5,163
       224,136 BHP Billiton plc (d)                                                                 7,226
        35,950 Boliden AB (d)                                                                         414
        25,632 Kazakhmys plc (d)                                                                      779
        92,000 Mining and Metallurgical Co. Norilsk Nickel ADR (d)                                  2,686
        67,302 Rio Tinto plc (d)                                                                    7,542
        78,000 Sumitomo Metal Mining Co. Ltd. (d)                                                   1,638
        16,820 Xstrata plc (d)                                                                      1,319
                                                                                          ---------------
                                                                                                   27,019
                                                                                          ---------------
               FERTILIZERS & AGRICULTURAL CHEMICALS (0.3%)
       207,102 Israel Chemicals Ltd. (ICL) (d)                                                      2,860
       150,495 Makhteshim-Agan Industries Ltd. *(d)                                                 1,259
         3,166 Syngenta AG (d)                                                                        908
         3,700 Yara International ASA (d)                                                             206
                                                                                          ---------------
                                                                                                    5,233
                                                                                          ---------------
               FOREST PRODUCTS (0.0%)
        27,879 Sonae Industria, SGPS SA *(d)                                                          200
                                                                                          ---------------
               PAPER PRODUCTS (0.0%)
        55,327 Mondi plc (d)                                                                          425
                                                                                          ---------------
               SPECIALTY CHEMICALS (0.2%)
        26,195 Altana AG (d)                                                                          603
       123,000 Dainippon Ink and Chemicals, Inc. (d)                                                  447
        94,100 JSR Corp. (d)                                                                        2,056
        42,499 Koninklijke DSM N.V. (d)                                                             1,868
                                                                                          ---------------
                                                                                                    4,974
                                                                                          ---------------
               STEEL (0.8%)
        67,819 ArcelorMittal ADR (d)                                                                5,133
       480,000 Eregli Demir ve Celik Fabrikalari TAS (d)                                            3,376
        18,000 Hitachi Metals Ltd. (d)                                                                252
       467,000 Kobe Steel Ltd. (d)                                                                  1,452
       221,000 Nippon Steel Corp. (d)                                                               1,161
        31,000 Nisshin Steel Co. (d)                                                                  111
         8,267 Outokumpu Oyj (d)                                                                      315
         3,806 Salzgitter AG (d)                                                                      666
        44,994 ThyssenKrupp AG (d)                                                                  2,582
        17,767 voestalpine AG (d)                                                                   1,113
        10,500 Yamato Kogyo Co. (d)                                                                   440
                                                                                          ---------------
                                                                                                   16,601
                                                                                          ---------------
               Total Materials                                                                     70,180
                                                                                          ---------------

               TELECOMMUNICATION SERVICES (2.1%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (1.1%)
        48,119 Belgacom S.A. (d)                                                                    2,304

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                              (continued)

USAA CORNERSTONE STRATEGY FUND
FEBRUARY 29, 2008 (UNAUDITED)

                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
----------------------------------------------------------------------------------------------------------
       266,686 BT Group plc (d)                                                             $       1,191
        70,447 France Telecom S.A. (d)                                                              2,367
           274 Nippon Telegraph & Telephone Corp. (d)                                               1,189
       130,396 Portugal Telecom SGPS S.A. (d)                                                       1,661
        84,000 Singapore Telecommunications Ltd. (d)                                                  227
        49,300 Telecom Argentina S.A. ADR "B" *                                                     1,115
        45,313 Telecom Corp. of New Zealand Ltd. (d)                                                  139
       965,228 Telecom Italia S.p.A. (d)                                                            1,864
       121,193 Telefonica S.A. (d)                                                                  3,508
       168,400 Telefonos de Mexico S.A. de C.V. ADR "L"                                             5,591
       179,000 Teliasonera AB (d)                                                                   1,432
                                                                                          ---------------
                                                                                                   22,588
                                                                                          ---------------
               WIRELESS TELECOMMUNICATION SERVICES (1.0%)
        84,000 America Movil S.A.B. de C.V. ADR "L"                                                 5,079
        10,435 Bouygues S.A. (d)                                                                      713
           390 KDDI Corp. (d)                                                                       2,360
         6,425 Millicom International Cellular S.A. *(d)                                              704
        35,000 Mobile TeleSystems ADR                                                               2,872
           529 NTT DoCoMo, Inc. (d)                                                                   774
        42,700 Rogers Communications, Inc.                                                          1,685
       122,400 Telenor ASA *(d)                                                                     2,509
     1,417,331 Vodafone Group plc (d)                                                               4,549
                                                                                          ---------------
                                                                                                   21,245
                                                                                          ---------------
               Total Telecommunication Services                                                    43,833
                                                                                          ---------------

               UTILITIES (1.4%)
               ----------------
               ELECTRIC UTILITIES (0.9%)
        43,616 British Energy Group plc (d)                                                           489
        53,897 E.ON AG (d)                                                                         10,128
       365,511 Enel S.p.A. (d)                                                                      3,935
       380,500 Hong Kong Electric Holdings  Ltd. (d)                                                2,126
        23,644 Public Power Corp. (d)                                                               1,007
         9,631 Scottish & Southern Energy plc (d)                                                     282
        15,162 Union Fenosa, S.A. (a),(d)                                                             998
                                                                                          ---------------
                                                                                                   18,965
                                                                                          ---------------
               GAS UTILITIES (0.1%)
         8,684 Gas Natural SDG S.A. (d)                                                               526
         9,396 Gaz de France S.A. (d)                                                                 539
       196,000 Osaka Gas Co. Ltd. (d)                                                                 786
                                                                                          ---------------
                                                                                                    1,851
                                                                                          ---------------
               MULTI-UTILITIES (0.4%)
        35,286 AGL Energy Ltd. (d)                                                                    365
       666,738 Centrica plc (d)                                                                     4,254
       136,983 National Grid plc (d)                                                                1,986
        24,110 RWE AG (d)                                                                           2,908
         2,478 Suez S.A. (d)                                                                          157
                                                                                          ---------------
                                                                                                    9,670
                                                                                          ---------------
               Total Utilities                                                                     30,486
                                                                                          ---------------
               Total Common Stocks (cost: $593,704)                                               577,927
                                                                                          ---------------

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                              (continued)

USAA CORNERSTONE STRATEGY FUND
FEBRUARY 29, 2008 (UNAUDITED)

    PRINCIPAL
    AMOUNT                                                                                         MARKET
    $(000)/                                                                                        VALUE
    SHARES     SECURITY                                                                            (000)
----------------------------------------------------------------------------------------------------------

               PREFERRED SECURITIES (0.7%)

               FINANCIALS (0.7%)
               -----------------
               DIVERSIFIED BANKS (0.3%)
       249,400 Banco Itau Holding Financeira S.A. ADR                                       $       6,320
                                                                                          ---------------
               MULTI-LINE INSURANCE (0.0%)
        72,848 Unipol Gruppo Finanziario S.p.A. (d)                                                   192
                                                                                          ---------------
               PROPERTY & CASUALTY INSURANCE (0.2%)
        20,000 Axis Capital Holdings Ltd., Series B, 7.50%, perpetual                               1,933
        $2,000 White Mountains Re Group, Junior Subordinated Notes, 7.51%, perpetual (b)            1,708
                                                                                          ---------------
                                                                                                    3,641
                                                                                          ---------------
               REINSURANCE (0.2%)
         3,000 Ram Holdings Ltd., Series A, 7.50%, non-cumulative, perpetual                        1,525
        $3,000 Swiss Re Capital I LP, 6.85%, perpetual (b)                                          2,838
                                                                                          ---------------
                                                                                                    4,363
                                                                                          ---------------
               Total Financials                                                                    14,516
                                                                                          ---------------
               Total Preferred Securities (cost: $15,994)                                          14,516
                                                                                          ---------------
               Total International Equity Securities(cost: $609,698)                              592,443
                                                                                          ---------------

                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------

               PRECIOUS METALS AND MINERALS SECURITIES (3.1%)

               GOLD (2.5%)

               AUSTRALIAN GOLD COMPANIES (0.3%)
       900,000 Lihir Gold Ltd. *(d)                                                                 3,647
        90,000 Newcrest Mining Ltd. (d)                                                             3,189
                                                                                          ---------------
                                                                                                    6,836
                                                                                          ---------------
               EUROPEAN GOLD COMPANIES (0.2%)
        70,000 Randgold Resources Ltd. ADR                                                          3,615
                                                                                          ---------------
               NORTH AMERICAN GOLD COMPANIES (1.8%)
        50,000 Agnico-Eagle Mines Ltd.                                                              3,440
        60,000 Barrick Gold Corp.                                                                   3,117
       450,000 Eldorado Gold Corp. *                                                                3,123
       400,000 Gammon Gold, Inc. *                                                                  3,467
       200,000 Gold Fields Ltd. ADR                                                                 2,838
        80,000 Goldcorp, Inc.                                                                       3,457
       370,000 IAMGOLD Corp.                                                                        2,992
       140,000 Kinross Gold Corp. *                                                                 3,472

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--------------------------------------------------------------------------------
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                              (continued)

USAA CORNERSTONE STRATEGY FUND
FEBRUARY 29, 2008 (UNAUDITED)

                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
----------------------------------------------------------------------------------------------------------
        60,000 Newmont Mining Corp.                                                         $       3,070
       370,000 Red Back Mining, Inc. *                                                              3,274
       100,000 Royal Gold, Inc. (a)                                                                 3,151
       190,000 Yamana Gold, Inc.                                                                    3,418
                                                                                          ---------------
                                                                                                   38,819
                                                                                          ---------------
               SOUTH AMERICAN GOLD COMPANIES (0.2%)
        45,000 Compania de Minas Buenaventura S.A. ADR                                              3,422
                                                                                          ---------------
               Total Gold                                                                          52,692
                                                                                          ---------------
               PLATINUM GROUP METALS (0.3%)
        19,000 Anglo Platinum Ltd. (d)                                                              3,005
        80,000 Impala Platinum Holdings Ltd. (d)                                                    3,348
                                                                                          ---------------
               Total Platinum Group Metals                                                          6,353
                                                                                          ---------------
               SILVER (0.3%)
       317,600 Hecla Mining Co. *(a)                                                                3,652
        80,000 Pan American Silver Corp. *                                                          3,200
                                                                                          ---------------
               Total Silver                                                                         6,852
                                                                                          ---------------
               Total Precious Metals and Minerals Securities(cost: $41,860)                        65,897
                                                                                          ---------------

               REAL ESTATE EQUITY SECURITIES (0.7%)

               REAL ESTATE MANAGEMENT & DEVELOPMENT (0.4%)
        82,000 Cheung Kong Holdings Ltd. (d)                                                        1,226
       115,333 China Overseas Land & Investment Ltd. *                                                 50
        69,000 Hang Lung Properties Ltd. (d)                                                          248
        39,000 Henderson Land Development Co. Ltd. (d)                                                301
        24,300 Jones Lang LaSalle, Inc.                                                             1,856
           658 K.K. DaVinci Advisors *(d)                                                             553
        16,600 Leopalace21 Corp. (d)                                                                  337
       721,000 New World Development Ltd. (d)                                                       1,942
       110,500 Swire Pacific Ltd. (d)                                                               1,264
        89,000 Wharf (Holdings) Ltd. (d)                                                              449
       134,000 Yanlord Land Group Ltd. (d)                                                            238
                                                                                          ---------------
                                                                                                    8,464
                                                                                          ---------------
               REITS - DIVERSIFIED (0.0%)
         1,100 Colonial Properties Trust                                                               27
           600 PS Business Parks, Inc.                                                                 29
        20,925 Stockland (d)                                                                          135
                                                                                          ---------------
                                                                                                      191
                                                                                          ---------------
               REITS - INDUSTRIAL (0.1%)
         1,100 First Industrial Realty Trust, Inc.                                                     34
       340,511 ING Industrial Fund (a),(d)                                                            651
       138,374 Macquarie Goodman Group (d)                                                            551
                                                                                          ---------------
                                                                                                    1,236
                                                                                          ---------------

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                              (continued)

USAA CORNERSTONE STRATEGY FUND
FEBRUARY 29, 2008 (UNAUDITED)

                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
----------------------------------------------------------------------------------------------------------
               REITs - MORTGAGE (0.2%)
       210,830 Annaly Capital Management, Inc.                                              $       4,362
           900 Gramercy Capital Corp.                                                                  18
                                                                                          ---------------
                                                                                                    4,380
                                                                                          ---------------
               REITS - OFFICE (0.0%)
           600 Alexandria Real Estate Equities, Inc.                                                   55
         2,200 Digital Realty Trust, Inc.                                                              79
           500 Parkway Properties, Inc.                                                                18
                                                                                          ---------------
                                                                                                      152
                                                                                          ---------------
               REITS - RESIDENTIAL (0.0%)
         1,000 Mid-America Apartment Communities, Inc.                                                 49

               REITS - RETAIL (0.0%)
       119,300 Centro Properties Group (d)                                                             48
         1,966 Klepierre (d)                                                                          115
           900 Pennsylvania REIT                                                                       22
         1,700 Ramco-Gershenson Properties Trust                                                       38
         1,200 Tanger Factory Outlet Centers, Inc.                                                     42
         1,757 Unibail-Rodamco (d)                                                                    429
                                                                                          ---------------
                                                                                                      694
                                                                                          ---------------
               REITS - SPECIALIZED (0.0%)
         2,200 FelCor Lodging Trust, Inc.                                                              28
         2,600 Nationwide Health Properties, Inc.                                                      79
         1,200 Potlatch Corp.                                                                          49
                                                                                          ---------------
                                                                                                      156
                                                                                          ---------------
               Total Real Estate Equity Securities(cost: $16,137)                                  15,322
                                                                                          ---------------

  PRINCIPAL                                                                                       MARKET
     AMOUNT                                                COUPON                                  VALUE
      (000)    SECURITY                                      RATE          MATURITY                (000)
----------------------------------------------------------------------------------------------------------

               BONDS (21.6%)

               CORPORATE OBLIGATIONS (11.4%)

               CONSUMER DISCRETIONARY (1.2%)
               -----------------------------
               APPAREL & ACCESSORIES & LUXURY GOODS (0.2%)
$  1,000       Kellwood Co.                                 7.88%          7/15/2009                  995
   2,861       Kellwood Co.                                 7.63          10/15/2017                2,275
                                                                                          ---------------
                                                                                                    3,270
                                                                                          ---------------
               BROADCASTING & CABLE TV (0.4%)
   2,000       Charter Communications Operating, LLC (b)    8.00           4/30/2012                1,870

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                              (continued)

USAA CORNERSTONE STRATEGY FUND
FEBRUARY 29, 2008 (UNAUDITED)

  PRINCIPAL                                                                                       MARKET
     AMOUNT                                                COUPON                                  VALUE
      (000)    SECURITY                                      RATE          MATURITY                (000)
----------------------------------------------------------------------------------------------------------
$  2,000       Cox Enterprises, Inc. (b)                    7.38%         6/15/2009               $ 2,079
   3,350       Liberty Media Corp.                          7.88          7/15/2009                 3,423
   1,000       Liberty Media Corp.                          5.70          5/15/2013                   899
                                                                                          ---------------
                                                                                                    8,271
                                                                                          ---------------
               CASINOS & GAMING (0.0%)
   1,000       Harrah's Operating Co., Inc.                 5.63          6/01/2015                   605
                                                                                          ---------------
               HOMEBUILDING (0.2%)
   3,500       Centex Corp.                                 7.50          1/15/2012                 3,240
                                                                                          ---------------
               HOTELS, RESORTS, & CRUISE LINES (0.1%)
   2,000       Royal Caribbean Cruises Ltd.                 7.25          6/15/2016                 1,899
                                                                                          ---------------
               HOUSEHOLD APPLIANCES (0.1%)
   3,000       Stanley Works Capital Trust I                5.90         12/01/2045                 2,671
                                                                                          ---------------
               HOUSEWARES & SPECIALTIES (0.1%)
   2,000       Newell Rubbermaid, Inc.                      6.35          7/15/2028                 2,007
                                                                                          ---------------
               PUBLISHING (0.1%)
   2,000       Knight-Ridder, Inc.                          5.75          9/01/2017                 1,332
   2,000       Scholastic Corp. (n)                         5.00          4/15/2013                 1,711
                                                                                          ---------------
                                                                                                    3,043
                                                                                          ---------------
               Total Consumer Discretionary                                                        25,006
                                                                                          ---------------

               ENERGY (0.8%)
               -------------
               OIL & GAS EQUIPMENT & SERVICES (0.2%)
   3,616       Seacor Holdings, Inc.                        7.20          9/15/2009                 3,812
   1,000       Seacor Holdings, Inc.                        5.88         10/01/2012                 1,060
                                                                                          ---------------
                                                                                                    4,872
                                                                                          ---------------
               OIL & GAS EXPLORATION & PRODUCTION (0.1%)
   2,000       Southwestern Energy Co.                      7.63          5/01/2027                 2,117
                                                                                          ---------------
               OIL & GAS REFINING & MARKETING (0.0%)
     500       Ultramar Diamond Shamrock Corp.              6.75         10/15/2037                   518
                                                                                          ---------------
               OIL & GAS STORAGE & TRANSPORTATION (0.5%)
   2,000       K N Capital Trust III                        7.63          4/15/2028                 1,860
   3,000       NGPL PipeCo, LLC                             7.12         12/15/2017                 3,142
   2,500       Sabine Pass LNG, LP                          7.25         11/30/2013                 2,462
   2,000       TEPPCO Partners, LP                          7.00          6/01/2067                 1,749
                                                                                          ---------------
                                                                                                    9,213
                                                                                          ---------------
               Total Energy                                                                        16,720
                                                                                          ---------------

               FINANCIALS (6.4%)
               -----------------
               ASSET MANAGEMENT & CUSTODY BANKS (0.2%)
   3,500       American Capital Strategies Ltd.             6.85          8/01/2012                 3,498
                                                                                          ---------------
               CONSUMER FINANCE (0.5%)
   1,500       Ford Motor Credit Co. LLC                    7.80          6/01/2012                 1,295
   2,000       Ford Motor Credit Co. LLC                    7.00         10/01/2013                 1,643
   2,500       General Motors Acceptance Corp.              6.75         12/01/2014                 1,885


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                              (continued)

USAA CORNERSTONE STRATEGY FUND
FEBRUARY 29, 2008 (UNAUDITED)

  PRINCIPAL                                                                                       MARKET
     AMOUNT                                                COUPON                                  VALUE
      (000)    SECURITY                                      RATE          MATURITY                (000)
----------------------------------------------------------------------------------------------------------
$  4,000       SLM Corp.                                    3.53% (e)     1/26/2009               $ 3,813
   2,000       SLM Corp.                                    5.68 (e)      6/01/2009                 1,913
                                                                                          ---------------
                                                                                                   10,549
                                                                                          ---------------
               DIVERSIFIED BANKS (0.1%)
   1,000       Emigrant Bancorp, Inc. (b)                   6.25          6/15/2014                 1,107
   727         U.S. Central Credit Union                    2.70          9/30/2009                   731
                                                                                          ---------------
                                                                                                    1,838
                                                                                          ---------------
               LIFE & HEALTH INSURANCE (0.5%)
   2,000       Great-West Life & Annuity Insurance Co. (b)  7.15          5/16/2046                 1,876
   1,000       Lincoln National Corp.                       7.00          5/17/2066                   969
   4,000       Prudential Holdings, LLC (b)                 8.70         12/18/2023                 4,992
   2,000       StanCorp Financial Group, Inc.               6.90          5/29/2067                 1,768
                                                                                          ---------------
                                                                                                    9,605
                                                                                          ---------------
               MULTI-LINE INSURANCE (0.6%)
   1,000       AGFC Capital Trust I (b)                     6.00          1/15/2067                   907
   1,000       ASIF Global Financing XIX (b)                4.90          1/17/2013                 1,001
   2,000       Genworth Financial, Inc.                     6.15         11/15/2066                 1,698
   2,000       Glen Meadow (b)                              6.51          2/12/2067                 1,871
   4,500       Oil Casualty Insurance Ltd. (b)              8.00          9/15/2034                 3,953
   3,000       Oil Insurance Ltd. (b)                       7.56                  -(f)              2,803
                                                                                          ---------------
                                                                                                   12,233
                                                                                          ---------------
               MULTI-SECTOR HOLDINGS (0.2%)
   3,250       Leucadia National Corp.                      7.00          8/15/2013                 3,209
   2,000       Leucadia National Corp.                      8.65          1/15/2027                 2,008
                                                                                          ---------------
                                                                                                    5,217
                                                                                          ---------------
               OTHER DIVERSIFIED FINANCIAL SERVICES (0.2%)
   3,000       AgFirst Farm Credit Bank                     6.59                  -(f)              2,601
   2,000       Citigroup Capital XXL                        8.30         12/21/2057                 2,036
                                                                                          ---------------
                                                                                                    4,637
                                                                                          ---------------
               PROPERTY & CASUALTY INSURANCE (1.3%)
   1,530       Assured Guaranty U.S. Holdings, Inc.         7.00          6/01/2034                 1,362
   1,000       Assured Guaranty U.S. Holdings, Inc.         6.40         12/15/2066                   805
   2,000       Fidelity National Title Group, Inc.          7.30          8/15/2011                 2,126
   1,500       Fidelity National Title Group, Inc.          5.25          3/15/2013                 1,496
   3,000       Fund American Companies, Inc.                5.88          5/15/2013                 3,123
   3,000       Liberty Mutual Group, Inc. (b)               7.00          3/15/2037                 2,668
   1,500       Markel Corp.                                 7.00          5/15/2008                 1,511
   3,000       MBIA Insurance Co. (a),(b)                  14.00          1/15/2033                 3,063
   2,070       Ohio Casualty Corp.                          7.30          6/15/2014                 2,205
   3,500       Progressive Corp.                            6.70          6/15/2037                 3,100
   1,000       RLI Corp.                                    5.95          1/15/2014                   996
   3,000       Security Capital Assurance Ltd. (g)          6.88                  -(f)                454
   3,000       Travelers Companies, Inc.                    6.25          3/15/2037                 2,738
   4,000       XL Capital Ltd.                              6.50                  -(f)              2,998
                                                                                          ---------------
                                                                                                   28,645
                                                                                          ---------------
               REGIONAL BANKS (1.3%)
   3,000       CBG Florida REIT Corp. (b)                   7.11                  -(f)              2,184
   2,000       Colonial Bank, N.A.                          8.00          3/15/2009                 2,062

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                              (continued)

USAA CORNERSTONE STRATEGY FUND
FEBRUARY 29, 2008 (UNAUDITED)

  PRINCIPAL                                                                                       MARKET
     AMOUNT                                                COUPON                                  VALUE
      (000)    SECURITY                                      RATE          MATURITY                (000)
----------------------------------------------------------------------------------------------------------
$  3,000       Cullen/Frost Bankers, Inc.                   5.75%         2/15/2017               $ 3,138
   2,000       Fifth Third Capital Trust IV                 6.50          4/15/2037                 1,674
   2,000       First Republic Bank Corp.                    7.75          9/15/2012                 2,145
   4,000       Fulton Capital Trust I                       6.29          2/01/2036                 2,934
   3,000       Huntington Capital III                       6.65          5/15/2037                 2,498
   2,000       PNC Preferred Funding Trust (b)              6.52                  -(f)              1,599
   3,000       Popular North America Capital Trust I        6.56          9/15/2034                 2,422
   2,500       Regions Financing Trust II                   6.63          5/15/2047                 1,955
   3,000       TCF National Bank                            5.50          2/01/2016                 3,150
   2,500       Webster Capital Trust IV                     7.65          6/15/2037                 1,947
                                                                                          ---------------
                                                                                                   27,708
                                                                                          ---------------
               REITS - DIVERSIFIED (0.1%)
   2,000       Washington REIT                              5.25          1/15/2014                 1,995
                                                                                          ---------------
               REITS - RETAIL (0.4%)
   1,000       New Plan Excel Realty Trust                  7.40          9/15/2009                   850
   1,000       Rouse Co.                                    8.00          4/30/2009                   995
   2,000       Rouse Co.                                    7.20          9/15/2012                 1,776
   2,000       Rouse Co. (b)                                6.75          5/01/2013                 1,758
   3,000       Tanger Factory Outlets                       6.15         11/15/2015                 3,123
                                                                                          ---------------
                                                                                                    8,502
                                                                                          ---------------
               REITS - SPECIALIZED (0.0%)
   1,000       Hospitality Properties Trust                 5.13          2/15/2015                   897
                                                                                          ---------------
               SPECIALIZED FINANCE (0.1%)
   3,000       Financial Security Assurance Holdings
                 Ltd. (b)                                   6.40         12/15/2066                 2,229
                                                                                          ---------------
               THRIFTS & MORTGAGE FINANCE (0.9%)
   1,000       Countrywide Financial Corp.                  4.50          6/15/2010                   889
   3,000       Countrywide Financial Corp. (a)              6.25          5/15/2016                 2,583
   1,000       Countrywide Home Loan                        4.00          3/22/2011                   880
   2,185       Independence Community Bank Corp.            3.50          6/20/2013                 2,176
   3,000       Independence Community Bank Corp.            3.75          4/01/2014                 2,972
   1,250       Radian Group, Inc.                           7.75          6/01/2011                 1,097
   3,000       Roslyn Bancorp, Inc.                         7.50         12/01/2008                 3,080
   1,050       Sovereign Bank                               4.38          8/01/2013                 1,051
   2,500       Washington Mutual Preferred Funding
                 Trust I (b)                                6.53                  -(f)              1,647
   2,000       Washington Mutual Preferred Funding
                 Trust IV (b)                               9.75                  -(f)              1,723
                                                                                          ---------------
                                                                                                   18,098
                                                                                          ---------------
               Total Financials                                                                   135,651
                                                                                          ---------------

               INDUSTRIALS (0.6%)
               ------------------
               BUILDING PRODUCTS (0.1%)
   2,500       USG Corp.                                    6.30         11/15/2016                 2,152
                                                                                          ---------------
               ELECTRICAL COMPONENTS & EQUIPMENT (0.1%)
   2,295       Ametek, Inc.                                 7.20          7/15/2008                 2,322
                                                                                          ---------------
               ENVIRONMENTAL & FACILITIES SERVICES (0.0%)
     500       Allied Waste North America, Inc.             5.75          2/15/2011                   490
                                                                                          ---------------

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                              (continued)

USAA CORNERSTONE STRATEGY FUND
FEBRUARY 29, 2008 (UNAUDITED)

  PRINCIPAL                                                                                       MARKET
     AMOUNT                                                COUPON                                  VALUE
      (000)    SECURITY                                      RATE          MATURITY                (000)
----------------------------------------------------------------------------------------------------------
               RAILROADS (0.2%)
$  3,000       TTX Co. (b)                                  5.40%         2/15/2016               $ 2,937
                                                                                          ---------------
               TRUCKING (0.2%)
   4,750       Roadway Corp.                                8.25         12/01/2008                 4,726
                                                                                          ---------------
               Total Industrials                                                                   12,627
                                                                                          ---------------

               INFORMATION TECHNOLOGY (0.1%)
               -----------------------------
               DATA PROCESSING & OUTSOURCED SERVICES (0.1%)
   2,000       Fiserv, Inc.                                 4.00          4/15/2008                 2,002
                                                                                          ---------------

               TELECOMMUNICATION SERVICES (0.2%)
               ---------------------------------
               WIRELESS TELECOMMUNICATION SERVICES (0.2%)
   4,000       US Unwired, Inc.                            10.00          6/15/2012                 3,720
                                                                                          ---------------

               UTILITIES (2.1%)
               ----------------
               ELECTRIC UTILITIES (1.5%)
   3,045       Cedar Brakes II, LLC (b)                     9.88          9/01/2013                 3,437
   3,000       Entergy Louisiana, Inc.                      5.83         11/01/2010                 3,001
   2,000       FPL Group Capital, Inc.                      6.35         10/01/2066                 1,844
   2,000       Illinois Power Co. (b)                       6.13         11/15/2017                 2,077
   4,000       Monongahela Power Co.                        7.36          1/15/2010                 4,296
   1,928       Oglethorpe Power Corp.                       6.97          6/30/2011                 2,036
   1,931       Power Contract Financing, LLC (b)            6.26          2/01/2010                 1,978
   2,000       PPL Capital Funding, Inc.                    4.33          3/01/2009                 2,009
   3,000       PPL Capital Funding, Inc.                    6.70          3/30/2067                 2,671
   1,000       Sierra Pacific Power Co.                     6.25          4/15/2012                 1,053
     998       Texas Competitive Electric Holdings Co.,
                 LLC (h)                                    6.60         10/10/2014                   911
     998       Texas Competitive Electric Holdings Co.,
                 LLC (h)                                    8.62         10/10/2014                   911
   1,795       Texas-New Mexico Power Co.                   6.13          6/01/2008                 1,796
   2,490       Tristate General & Transport Association (b) 6.04          1/31/2018                 2,558
   1,000       TXU Electricity Ltd. (INS)                   7.25         12/01/2016                 1,134
   1,000       West Penn Power Co.                          6.63          4/15/2012                 1,084
                                                                                          ---------------
                                                                                                   32,796
                                                                                          ---------------
               GAS UTILITIES (0.1%)
   2,000       Enbridge Energy Partners, LP                 8.05         10/01/2037                 1,903
                                                                                          ---------------
               MULTI-UTILITIES (0.5%)
   4,000       Black Hills Corp.                            6.50          5/15/2013                 4,221
   2,500       Puget Sound Energy, Inc.                     6.97          6/01/2067                 2,249
   3,500       Wisconsin Energy Corp.                       6.25          5/15/2067                 3,190
   2,000       WPS Resources Corp.                          6.11         12/01/2066                 1,776
                                                                                          ---------------
                                                                                                   11,436
                                                                                          ---------------
               Total Utilities                                                                     46,135
                                                                                          ---------------
               Total Corporate Obligations (cost: $260,850)                                       241,861
                                                                                          ---------------

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                              (continued)

USAA CORNERSTONE STRATEGY FUND
FEBRUARY 29, 2008 (UNAUDITED)

  PRINCIPAL                                                                                       MARKET
     AMOUNT                                                COUPON                                  VALUE
      (000)    SECURITY                                      RATE          MATURITY                (000)
----------------------------------------------------------------------------------------------------------

               EURODOLLAR AND YANKEE OBLIGATIONS (3.2%)

               ENERGY (0.3%)
               -------------
               INTEGRATED OIL & GAS (0.2%)
$  1,500       Nakilat, Inc. (b)                            6.07%        12/31/2033               $ 1,313
     733       PEMEX Finance Ltd.                           8.88         11/15/2010                   770
   1,200       PEMEX Finance Ltd.                           9.03          2/15/2011                 1,269
   3,000       Trans-Canada Pipelines Ltd.                  6.35          5/15/2067                 2,745
                                                                                          ---------------
                                                                                                    6,097
                                                                                          ---------------
               OIL & GAS DRILLING (0.1%)
   1,205       Delek & Avner-Yam Tethys Ltd. (b)            5.33          8/01/2013                 1,251
                                                                                          ---------------
               Total Energy                                                                         7,348
                                                                                          ---------------

               FINANCIALS (2.8%)
               -----------------
               DIVERSIFIED BANKS (1.4%)
   2,000       ANZ Capital Trust I (b)                      4.48                  -(f)              1,983
   2,000       BNP Paribas (b)                              7.20                  -(f)              1,843
   3,000       BOI Capital Funding Number 3 LP (b)          6.11                  -(f)              2,478
   3,000       HBOS plc (b)                                 6.41                  -(f)              2,380
   2,500       Landsbanki Islands hf (b)                    7.43                  -(f)              2,213
   2,500       Lloyds TSB Group plc (b)                     6.27                  -(f)              2,189
   2,500       Mizuho Capital Investment 1 Ltd. (a),(b)     6.69                  -(f)              2,192
   2,000       National Capital Trust II (b)                5.49                  -(f)              1,849
   2,000       Nordea Bank AB (b)                           5.42                  -(f)              1,867
   3,000       Royal Bank of Scotland Group plc             7.64                  -(f)              2,997
   2,000       Skandinaviska Enskilda Banken AB (b)         5.47                  -(f)              1,806
   2,500       Standard Chartered plc (b)                   6.41                  -(f)              2,213
   1,500       Sumitomo Mitsui Financial Group (b)          6.08                  -(f)              1,311
   2,000       UFJ Finance Aruba AEC                        8.75                  -(f)              2,035
                                                                                          ---------------
                                                                                                   29,356
                                                                                          ---------------
               LIFE & HEALTH INSURANCE (0.1%)
   2,500       AXA S.A. (b)                                 6.46                  -(f)              2,144
                                                                                          ---------------
               MULTI-LINE INSURANCE (0.1%)
   2,000       ING Capital Funding Trust III                8.44                  -(f)              2,176
                                                                                          ---------------
               OTHER DIVERSIFIED FINANCIAL SERVICES (0.1%)
   2,000       ZFS Finance USA Trust II (b)                 6.45         12/15/2065                 1,820
                                                                                          ---------------
               PROPERTY & CASUALTY INSURANCE (0.3%)
   2,500       Allied World Assurance Holdings Ltd.         7.50          8/01/2016                 2,610
   2,500       Catlin Insurance Co. Ltd. (b)                7.25                  -(f)              2,235
   1,145       Mantis Reef Ltd. II (b)                      4.80         11/03/2009                 1,183
                                                                                          ---------------
                                                                                                    6,028
                                                                                          ---------------
               REGIONAL BANKS (0.1%)
   3,000       Glitnir Banki hf (b)                         7.45                  -(f)              2,645
                                                                                          ---------------
               REINSURANCE (0.6%)
   2,000       Endurance Specialty Holdings, Ltd.           6.15         10/15/2015                 2,050

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                              of INVESTMENTS
                              (continued)

USAA CORNERSTONE STRATEGY FUND
FEBRUARY 29, 2008 (UNAUDITED)

  PRINCIPAL                                                                                       MARKET
     AMOUNT                                                COUPON                                  VALUE
      (000)    SECURITY                                      RATE          MATURITY                (000)
----------------------------------------------------------------------------------------------------------
$  2,000       Max USA Holdings, Ltd. (b)                   7.20%         4/14/2017               $ 2,090
   4,000       Montpelier Re Holdings Ltd.                  6.13          8/15/2013                 4,033
   4,000       Platinum Underwriters Finance, Inc.          7.50          6/01/2017                 3,998
                                                                                          ---------------
                                                                                                   12,171
                                                                                          ---------------
               SPECIALIZED FINANCE (0.1%)
   2,500       QBE Capital Funding II LP (b)                6.80                  -(f)              2,298
                                                                                          ---------------
               Total Financials                                                                    58,638
                                                                                          ---------------

               MATERIALS (0.1%)
               ----------------
               DIVERSIFIED METALS & MINING (0.1%)
   2,500       Glencore Finance S.A.                        8.00                  -(f)              2,434
                                                                                          ---------------
               Total Eurodollar and Yankee Obligations (cost: $72,654)                             68,420
                                                                                          ---------------

               ASSET-BACKED SECURITIES (2.0%)

               FINANCIALS (1.9%)
               -----------------
               ASSET-BACKED FINANCING (1.9%)
   1,249       Aerco Ltd. (b)                               3.64 (e)      7/15/2025                 1,252
     906       Airport Airplanes                            3.50 (e)      3/15/2019                   847
   4,000       ARG Funding Corp. (b)                        4.29          4/20/2011                 3,865
   3,000       Banc of America  Mortgage Securities, Inc.   4.14 (e)      7/25/2034                 3,033
   2,000       Bank One Issuance Trust                      4.77          2/16/2016                 1,721
   2,000       Capital One Auto Finance Trust (INS)         4.71          6/15/2012                 1,906
   2,200       Capital One Master Trust (b)                 6.70          6/15/2011                 2,197
     525       Citibank Credit Card Issuance Trust          4.95         10/25/2010                   525
   1,050       Citibank Credit Card Issuance Trust          6.95          2/18/2014                 1,026
     741       CPS Auto Receivables Trust (b)               5.32          8/15/2010                   741
   2,216       CPS Auto Receivables Trust (b)               5.27         10/15/2010                 2,236
   3,000       Credit Acceptance Auto Dealer Loan Trust     6.16          4/15/2013                 2,959
   2,161       GE Capital Credit Card Master Note Trust     3.39 (e)      3/15/2013                 2,012
   2,000       Hertz Vehicle Financing, LLC                 5.08         11/25/2011                 1,923
   2,000       HSBC Automotive Trust                        4.94         11/19/2012                 2,024
   2,577       Santander Drive Auto Receivables Trust       5.20         12/15/2010                 2,552
   3,000       Triad Automobile Receivables Trust           5.43          7/14/2014                 3,040
   1,868       Trinity Rail Leasing, LP (b)                 5.90          5/14/2036                 1,526
   2,000       UPFC Auto Receivables Trust                  5.75          9/15/2010                 2,026
   2,086       USXL Funding, LLC (INS)(b)                   5.38          4/15/2014                 1,961
   2,250       WFS Financial Owner Trust                    4.57         11/19/2012                 2,280
                                                                                          ---------------
                                                                                                   41,652
                                                                                          ---------------
               Total Financials                                                                    41,652
                                                                                          ---------------

               INDUSTRIALS (0.1%)
               ------------------
               AIRLINES (0.1%)
     233       America West Airlines, Inc.                  6.85          7/02/2009                   229
   1,650       America West Airlines, Inc. (INS)            7.93          1/02/2019                 1,684
                                                                                          ---------------
                                                                                                    1,913
                                                                                          ---------------
               Total Industrials                                                                    1,913
                                                                                          ---------------
               Total Asset-Backed Securities (cost: $43,598)                                       43,565
                                                                                          ---------------

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                              (continued)

USAA CORNERSTONE STRATEGY FUND
FEBRUARY 29, 2008 (UNAUDITED)

  PRINCIPAL                                                                                       MARKET
     AMOUNT                                                COUPON                                  VALUE
      (000)    SECURITY                                      RATE          MATURITY                (000)
----------------------------------------------------------------------------------------------------------

               COMMERCIAL MORTGAGE SECURITIES (4.4%)

               FINANCIALS (4.4%)
               -----------------
               COMMERCIAL MORTGAGE-BACKED SECURITIES (4.4%)
$  1,717       Banc of America Commercial Mortgage, Inc.    7.02%         9/15/2032               $ 1,733
   1,250       Banc of America Commercial Mortgage, Inc.    7.20          9/15/2032                 1,290
   1,042       Bear Stearns Commercial Mortgage
                 Securities, Inc.                           4.00          3/13/2040                 1,009
   3,000       Chase Commercial Mortgage Securities Corp.   6.39         11/18/2030                 2,972
   5,000       Chase Commercial Mortgage Securities
                 Corp. (n)                                  7.63          7/15/2032                 5,222
   4,995       Chase Commercial Mortgage Securities Corp.   7.32         10/15/2032                 5,171
   1,000       Commercial Mortgage Asset Trust              6.98          1/17/2032                 1,046
   5,000       Commercial Mortgage Trust                    4.58         10/15/2037                 4,795
   2,000       Commercial Mortgage Trust (b)                5.15          5/10/2043                 2,097
   2,000       Credit Suisse First Boston Mortgage
                 Securities Corp. (b)                       6.65         12/18/2035                 2,054
     555       Credit Suisse First Boston Mortgage
                 Securities Corp.                           6.10          8/15/2036                   556
   7,190       Credit Suisse First Boston Mortgage
                 Securities Corp. (n)                       7.55          4/15/2062                 7,414
   4,714       DLJ Commercial Mortgage Corp.                7.30          6/10/2032                 4,805
   4,572       First Union National Bank Commercial
                 Mortgage Trust                             7.39         12/15/2031                 4,702
   1,000       GE Capital Commercial Mortgage Corp.         6.07          6/10/2038                 1,014
   1,500       GMAC Commercial Mortgage Securities, Inc.    4.75          5/10/2043                 1,305
   2,302       Government Lease Trust (b)                   6.48          5/18/2011                 2,408
   2,000       Greenwich Capital Commercial Funding Corp.   4.02          1/05/2036                 1,973
   1,000       GS Mortgage Securities Corp. II (b)          6.45          8/05/2018                 1,026
   2,000       J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                           5.49          4/15/2043                 1,939
   1,625       LB-UBS Commercial Mortgage Trust             4.56          9/15/2026                 1,593
   4,000       LB-UBS Commercial Mortgage Trust             5.87          6/15/2032                 4,003
     458       Merrill Lynch Mortgage Investors, Inc.       6.48         11/15/2026                   458
   2,577       Merrill Lynch Mortgage Investors, Inc.       7.56         11/15/2031                 2,635
   4,000       Morgan Stanley Capital I, Inc.               5.97 (e)      8/12/2041                 3,963
   5,000       Mortgage Capital Funding, Inc.               7.26 (e)      6/18/2030                 5,002
   1,000       Nationslink Funding Corp. (b)                7.10 (e)      1/20/2031                   989
   2,000       Prudential Mortgage Capital Funding, LLC     6.76          5/10/2034                 2,068
   1,069       TIAA Real Estate Co. Ltd. (b)                6.56          6/19/2026                 1,069
   5,000       Wachovia Bank Commercial Mortgage Trust      5.00          7/15/2041                 4,960
   5,500       Wachovia Bank Commercial Mortgage Trust      4.66          4/15/2042                 5,412
   3,000       Wachovia Bank Commercial Mortgage Trust      4.61          5/15/2044                 2,904
   4,000       Wachovia Bank Commercial Mortgage Trust      5.50         10/15/2048                 3,939
                                                                                          ---------------
                                                                                                   93,526
                                                                                          ---------------
               INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.0%)
   9,250       Bear Stearns Commercial Mortgage
                 Securities, Inc., acquired 6/17/2004;
                 cost $538(b),(i)                           2.06          5/14/2016                   206
                                                                                          ---------------
               Total Financials                                                                    93,732
                                                                                          ---------------
               Total Commercial Mortgage Securities (cost: $94,312)                                93,732
                                                                                          ---------------

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                              (continued)

USAA CORNERSTONE STRATEGY FUND
FEBRUARY 29, 2008 (UNAUDITED)

  PRINCIPAL                                                                                       MARKET
     AMOUNT                                                COUPON                                  VALUE
      (000)    SECURITY                                      RATE          MATURITY                (000)
----------------------------------------------------------------------------------------------------------

               U.S.  GOVERNMENT AGENCY ISSUES (0.2%)(c)

               ASSET-BACKED  FINANCING (0.1%)
$  1,888       U.S. Small Business Administration           4.07%         6/01/2023               $ 1,812
                                                                                          ---------------
               INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.0%)
  18,903       Government National Mortgage Assn.           1.74          7/16/2010                   304
                                                                                          ---------------
               MORTGAGE-BACKED PASS-THROUGH SECURITIES (0.1%)
      83       Fannie Mae (+)                               5.50          6/01/2037                    83
     357       Fannie Mae (+)                               6.50         10/01/2016                   374
     303       Fannie Mae (+)                               7.00          2/01/2030                   324
     154       Fannie Mae (+)                               7.00          8/01/2030                   164
     122       Government National Mortgage Assn. I         6.50          5/15/2023                   128
     273       Government National Mortgage Assn. I         6.50          8/15/2023                   286
      74       Government National Mortgage Assn. I         6.50          4/15/2024                    77
     404       Government National Mortgage Assn. I         6.50          1/15/2032                   424
      29       Government National Mortgage Assn. I         7.50          3/15/2017                    31
      58       Government National Mortgage Assn. I         7.50          3/15/2017                    63
      12       Government National Mortgage Assn. I         7.50          3/15/2017                    13
      10       Government National Mortgage Assn. I         8.00          6/15/2016                    11
       5       Government National Mortgage Assn. I         8.00          9/15/2016                     6
      19       Government National Mortgage Assn. I         8.00         11/15/2016                    21
      26       Government National Mortgage Assn. I         8.00         12/15/2016                    28
      31       Government National Mortgage Assn. I         8.00          3/15/2017                    34
       1       Government National Mortgage Assn. I         8.50          9/15/2009                     1
       7       Government National Mortgage Assn. I         8.50          6/15/2016                     8
       6       Government National Mortgage Assn. I         8.50          6/15/2016                     6
      12       Government National Mortgage Assn. I         8.50          7/15/2016                    13
       3       Government National Mortgage Assn. I         8.50          9/15/2016                     4
       1       Government National Mortgage Assn. I         8.50          9/15/2016                     1
      11       Government National Mortgage Assn. I         8.50         12/15/2016                    12
      19       Government National Mortgage Assn. I         8.50         12/15/2016                    21
       2       Government National Mortgage Assn. I         8.50          1/15/2017                     2
      17       Government National Mortgage Assn. I         8.50          1/15/2017                    19
       9       Government National Mortgage Assn. I         8.50          2/15/2017                    10
       2       Government National Mortgage Assn. I         9.00          6/15/2016                     2
       2       Government National Mortgage Assn. I         9.00          7/15/2016                     2
       2       Government National Mortgage Assn. I         9.00          8/15/2016                     2
       4       Government National Mortgage Assn. I         9.00          9/15/2016                     4
       2       Government National Mortgage Assn. I         9.00         10/15/2016                     2
       3       Government National Mortgage Assn. I         9.50          6/15/2009                     3
      --       Government National Mortgage Assn. I         9.50          6/15/2009                    --
       5       Government National Mortgage Assn. I         9.50          6/15/2009                     6
       2       Government National Mortgage Assn. I         9.50          9/15/2009                     2
       1       Government National Mortgage Assn. I         9.50          7/15/2016                     1
      15       Government National Mortgage Assn. I         9.50          9/15/2016                    17
       3       Government National Mortgage Assn. I         9.50         11/15/2016                     3
      16       Government National Mortgage Assn. I         9.50         11/15/2016                    18
       3       Government National Mortgage Assn. I         9.50         11/15/2016                     4
      37       Government National Mortgage Assn. I         9.50          4/15/2017                    40

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                              (continued)

USAA CORNERSTONE STRATEGY FUND
FEBRUARY 29, 2008 (UNAUDITED)

  PRINCIPAL                                                                                       MARKET
     AMOUNT                                                COUPON                                  VALUE
      (000)    SECURITY                                      RATE          MATURITY                (000)
----------------------------------------------------------------------------------------------------------
$      5       Government National Mortgage Assn. I        10.00%        11/15/2009            $        5
       6       Government National Mortgage Assn. I        10.00         11/15/2009                     6
       4       Government National Mortgage Assn. I        10.00         12/15/2009                     5
     304       Government National Mortgage Assn. II        7.50          6/20/2030                   327
      77       Government National Mortgage Assn. II        7.50          4/20/2031                    83
     261       Government National Mortgage Assn. II        8.00          8/20/2030                   285
                                                                                          ---------------
                                                                                                    2,981
                                                                                          ---------------
               Total U.S. Government Agency Issues (cost: $4,984)                                   5,097
                                                                                          ---------------

               MUNICIPAL BONDS (0.4%)
               CASINOS & GAMING (0.2%)
   2,000       Mashantucket (Western) Pequot Tribe (b)      5.91          9/01/2021                 1,818
   3,500       Seneca Nation of Indians Capital
                 Improvements Auth.                         6.75         12/01/2013                 3,617
                                                                                          ---------------
                                                                                                    5,435
                                                                                          ---------------
               OIL & GAS STORAGE & TRANSPORTATION (0.1%)
   1,103       California Maritime Infrastructure Auth.     6.63         11/01/2009                 1,107
                                                                                          ---------------
               SPECIAL ASSESSMENT/TAX/FEE (0.1%)
   2,000       Erie County Tobacco Asset Securitization
                 Corp.                                      6.00          6/01/2028                 1,808
                                                                                          ---------------
               Total Municipal Bonds (cost: $8,562)                                                 8,350
                                                                                          ---------------
               Total Bonds
               (cost: $484,960)                                                                   461,025
                                                                                          ---------------


               MONEY MARKET INSTRUMENTS (10.2%)

               COMMERCIAL PAPER (0.6%)

               MATERIALS (0.4%)
               ----------------
               PAPER PACKAGING (0.4%)
   8,000       Sonoco Products Co.                          3.60          3/03/2008                 7,999
                                                                                          ---------------

               UTILITIES (0.2%)
               ----------------
               MULTI-UTILITIES (0.2%)
   3,496       Integrys Energy Group, Inc. (b),(j)          3.57          3/03/2008                 3,495
                                                                                          ---------------
               Total Commercial Paper                                                              11,494
                                                                                          ---------------

               DISCOUNT NOTES (8.2%)
 175,520       Federal Farm Credit Bank (c),(+)             2.58 (l)      3/03/2008               175,495
                                                                                          ---------------

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USAA CORNERSTONE STRATEGY FUND
FEBRUARY 29, 2008 (UNAUDITED)

                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
----------------------------------------------------------------------------------------------------------

               MONEY MARKET FUNDS (1.4%)
 29,050,719    SSgA Prime Money Market Fund, 3.56% (k)                                           $ 29,051
                                                                                          ---------------

    PRINCIPAL
       AMOUNT
         (000)
 -------------

               U.S. TREASURY BILLS (0.0%)
$       600    2.85%, 3/20/2008(m)                                                                    599
                                                                                          ---------------
               Total Money Market Instruments
               (cost: $216,638)                                                                   216,639
                                                                                          ---------------


               SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (2.1%)

               REPURCHASE AGREEMENTS (0.8%)
     10,000    Credit Suisse First Boston LLC, 3.08%, acquired on 2/29/2008 and due
                     3/03/2008 at $10,000 (collateralized by $10,285 of Fannie Mae
                     (c),(+), 2.59%(l), due 6/27/2008; market value $10,201)                       10,000
      7,000    Deutsche Bank Securities, Inc., 3.10%, acquired on 2/29/2008 and due
                     3/03/2008  at $7,000  (collateralized  by $5,809 of Federal
                     Farm Credit Bank (c),(+),  5.95%,  due  6/26/2013;  $990 of
                     Fannie Mae (c),(+), 4.38%, due 9/15/2012; combined market value
                     $7,141)                                                                        7,000
                                                                                          ---------------
               Total Repurchase Agreements                                                         17,000
                                                                                          ---------------

    NUMBER OF
       SHARES
-------------

               MONEY MARKET FUNDS (1.3%)
    681,708    AIM Short-Term Investment Co. Liquid Assets Portfolio, 3.63%(k)                        682
 26,463,000    Merrill Lynch Premier Institutional Fund, 3.85%(k)                                  26,463
                                                                                          ---------------
               Total Money Market Funds                                                            27,145
                                                                                          ---------------
               Total Short-term Investments Purchased With Cash Collateral From
               Securities Loaned
               (cost: $44,145)                                                                     44,145
                                                                                          ---------------

               TOTAL INVESTMENTS (COST: $2,193,743)                                     $       2,168,989
                                                                                          ===============

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USAA CORNERSTONE STRATEGY FUND
FEBRUARY 29, 2008 (UNAUDITED)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this quarterly report pertains only to the USAA Cornerstone Strategy Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, other than ETFs, are valued at their NAV at the end of each business day.

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USAA CORNERSTONE STRATEGY FUND
FEBRUARY 29, 2008 (UNAUDITED)


4. Short-term securities with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6. Repurchase agreements are valued at cost, which approximates market value.

7. Futures contracts are valued at the last quoted sales price.

8. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FUTURES CONTRACTS - The Fund may enter into financial futures contracts as a proxy for a direct investment in securities underlying the Fund's index. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures positions). Subsequently, payments known as variation-margin payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses. In addition to the segregation of securities to cover the initial

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                         (continued)

USAA CORNERSTONE STRATEGY FUND
FEBRUARY 29, 2008 (UNAUDITED)


margin requirements, the Fund segregates securities to cover the value of all open futures contracts. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures transactions involves the risk of imperfect correlation between movements in the price of futures contracts and the underlying hedged securities and the risk that the counterparty will fail to perform its obligations.

C. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. The Fund had no delayed-delivery or when-issued commitments as of February 29, 2008.

E. LENDING OF PORTFOLIO SECURITIES - The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending (Wachovia), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. As of February 29, 2008, the Fund loaned securities having a fair

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                         (continued)

USAA CORNERSTONE STRATEGY FUND
FEBRUARY 29, 2008 (UNAUDITED)


market value of approximately $41,120,000, which excluded $413,000 of securities on loan that were sold prior to February 29, 2008.

F. As of February 29, 2008, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of February 29, 2008, were $120,972,000 and $145,726,000, respectively, resulting in net unrealized depreciation of $24,754,000.

G. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $2,131,035,000 at February 29, 2008, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 33.5% of net assets at February 29, 2008.

CATEGORIES AND DEFINITIONS

EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOS) - represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to recessionary default-related prepayments that may have a negative impact on yield.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
GDR Global depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
iShares iShares - exchange-traded funds, managed by Barclays Global Fund Advisors, that represent a portfolio of stocks designed to closely track a specific market index. iShares funds are traded on securities exchanges.

  N O T E S
--------------------------------------------------------------------------------
                         to Portfolio of Investments
                         (continued)

USAA CORNERSTONE STRATEGY FUND
FEBRUARY 29, 2008 (UNAUDITED)


REIT           Real Estate Investment Trust

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS) Principal and interest payments are insured by AMBAC Assurance Corp. and Financial Guaranty Insurance Co.

SPECIFIC NOTES

(a) The security or a portion thereof was out on loan as of February 29, 2008.
(b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(c) U.S. government agency issues - mortgage-backed securities issued by Government National Mortgage Association (GNMA) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises (GSEs) indicated with "+" are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.
(d) Security was fair valued at February 29, 2008, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.
(e) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at February 29, 2008.
(f) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(g) Currently the issuer is in default with respect to interest and/or principal payments.
(h) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at February 29, 2008. The weighted average life of the loan is likely to be substantially shorter than the stated final maturity date due to mandatory or optional prepayments.

50

  N O T E S
--------------------------------------------------------------------------------
                         to Portfolio of Investments
                         (continued)

USAA CORNERSTONE STRATEGY FUND
FEBRUARY 29, 2008 (UNAUDITED)


(i) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at February 29, 2008, was $206,000, which represented less than 0.1% of the Fund's net assets.
(j) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933.
        Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(k) Rate represents the money market fund annualized seven-day yield at February 29, 2008.
(l) Zero-coupon security. Rate represents the effective yield at the date of purchase.
(m) Security with a value of $599,000 is segregated as collateral for initial margin requirements on open futures contracts.
(n) Security, or a portion thereof, is segregated to cover the value of open futures contracts at February 29, 2008, as shown in the following table:


                                                                                                             UNREALIZED
                                                                                    VALUE AT                APPRECIATION/
        TYPE OF FUTURE                   EXPIRATION   CONTRACTS   POSITION   TRADE DATE  FEBRUARY 29, 2008  DEPRECIATION

-------------------------------------------------------------------------------------------------------------------------
        SPI 200 Index Futures            March 2008       4          Long    $  519,000      $  518,000        $  (1,000)
        DJ Euro Stoxx 50 Index Futures   March 2008      45          Long     2,724,000       2,542,000         (182,000)
        FTSE 100 Index Futures           March 2008      14          Long     1,750,000       1,622,000         (128,000)
        Hang Seng Index Futures          March 2008       1          Long       152,000         156,000            4,000
        Nikkei 225 Futures               March 2008      22          Long     1,597,000       1,464,000         (133,000)
                                                                             ----------      ----------      ------------
                                                                             $6,742,000      $6,302,000        $(440,000)


 *      Non-income-producing security for the 12 months preceding February 29, 2008.




ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended February 29, 2008

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    APRIL 21, 2008
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    APRIL 23, 2008
         ------------------------------


By:*     /s/ ROBERT GALINDO, JR.
         ----------------------------------------------------
         Signature and Title:  Robert Galindo, Jr., Treasurer

Date:    APRIL 23, 2008
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.